Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (36.22%)
Gathering + Processing (3.82%)
Keyera Corp.	85,605	$2,054,902

Pipeline Transportation | Natural Gas (9.51%)
TC Energy Corp.	98,287	5,122,860

Pipeline Transportation | Petroleum (20.82%)
Enbridge, Inc.	154,112	5,736,216
Inter Pipeline, Ltd.	166,648	2,465,732
Pembina Pipeline Corp.	83,583	3,010,794
Total Pipeline Transportation | Petroleum		11,212,742

Storage (2.07%)
Gibson Energy, Inc.	58,283	1,112,468

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $19,719,998)		19,502,972

U.S. ENERGY INFRASTRUCTURE COMPANIES (25.57%)
Gathering + Processing (9.61%)
ONEOK, Inc.	38,749	2,585,333
Targa Resources Corp.	79,886	2,588,307
Total Gathering + Processing		5,173,640

Liquefaction (4.72%)
Cheniere Energy, Inc.(a)	48,191	2,471,716
Tellurian, Inc.(a)(b)	37,681	67,826
Total Liquefaction		2,539,542

Pipeline Transportation | Natural Gas (9.10%)
Equitrans Midstream Corp.(b)	159,748	1,127,821
Kinder Morgan, Inc.	196,821	3,773,058
Total Pipeline Transportation | Natural Gas		4,900,879

Storage (2.14%)
Macquarie Infrastructure Corp.	29,410	1,154,343

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $17,881,835)		13,768,404

U.S. ENERGY INFRASTRUCTURE MLPS (26.99%)
Gathering + Processing (3.64%)
CNX Midstream Partners LP	5,546	64,944
Crestwood Equity Partners LP	6,534	136,168
Enable Midstream Partners LP	11,844	73,433
MPLX LP	51,664	1,048,262
Noble Midstream Partners LP	4,445	68,231
Rattler Midstream LP	17,396	219,016

Security Description	Shares	Value
Gathering + Processing (continued)
Western Midstream Partners LP	26,685	$348,506
Total Gathering + Processing		1,958,560

Pipeline Transportation | Natural Gas (14.81%)
Energy Transfer LP	307,690	3,409,205
Enterprise Products Partners LP	195,555	4,564,254
Total Pipeline Transportation | Natural Gas		7,973,459

Pipeline Transportation | Petroleum (8.54%)
BP Midstream Partners LP	6,317	84,142
Genesis Energy LP	14,458	143,568
Holly Energy Partners LP	6,040	125,270
Magellan Midstream Partners LP	30,021	1,637,646
NGL Energy Partners LP	15,664	127,818
NuStar Energy LP	12,977	294,578
Phillips 66 Partners LP	9,447	513,633
Shell Midstream Partners LP	16,364	279,988
Tallgrass Energy LP, Class A	63,117	1,392,992
Total Pipeline Transportation | Petroleum		4,599,635

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $20,339,615)		14,531,654

U.S. GENERAL PARTNERS (10.67%)
Gathering + Processing (6.39%)
Antero Midstream Corp.(b)	137,175	598,083
EnLink Midstream LLC(b)	104,292	397,353
The Williams Cos., Inc.	128,385	2,445,734
Total Gathering + Processing		3,441,170

Pipeline Transportation | Petroleum (4.28%)
Plains GP Holdings LP	167,061	2,300,430

TOTAL U.S. GENERAL PARTNERS
(Cost $11,064,616)		5,741,600

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.96%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $34,777)	1.52%	34,777	$34,777

Investments Purchased with Collateral from Securities Loaned (1.90%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $1,020,935)		1,020,935	1,020,935
TOTAL SHORT TERM INVESTMENTS
(Cost $1,055,712)			1,055,712

TOTAL INVESTMENTS (101.41%)
(Cost $70,061,776)			$54,600,342
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.41%)			(755,585)
NET ASSETS - 100.00%			$53,844,757

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,000,295.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.98%)
Gathering + Processing (23.49%)
Crestwood Equity Partners LP(a)	5,679,008	$118,350,527
DCP Midstream LP	10,369,701	161,663,639
Enable Midstream Partners LP	10,290,713	63,802,421
EnLink Midstream LLC(a)	29,813,202	113,588,300
MPLX LP	29,814,364	604,933,445
Noble Midstream Partners LP	3,862,995	59,296,973
Western Midstream Partners LP(a)	23,190,542	302,868,478
Total Gathering + Processing		1,424,503,783

Liquefaction (2.61%)
Cheniere Energy Partners LP	4,680,820	158,679,798

Pipeline Transportation | Natural Gas (27.85%)
Energy Transfer LP	59,714,496	661,636,616
Enterprise Products Partners LP	26,792,442	625,335,596
EQM Midstream Partners LP	9,555,808	165,888,827
TC PipeLines LP(a)	6,222,345	236,137,993
Total Pipeline Transportation | Natural Gas		1,688,999,032

Pipeline Transportation | Petroleum (46.03%)
Genesis Energy LP(a)	12,562,942	124,750,014
Magellan Midstream Partners LP(a)	12,059,478	657,844,525
NGL Energy Partners LP(a)	13,614,365	111,093,218
NuStar Energy LP(a)	11,278,383	256,019,294
Phillips 66 Partners LP	8,210,351	446,396,784
Plains All American Pipeline LP(a)	40,523,256	553,952,909
Shell Midstream Partners LP(a)	14,218,360	243,276,140
Tallgrass Energy LP, Class A(a)	18,042,584	398,199,829
Total Pipeline Transportation | Petroleum		2,791,532,713

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $7,474,463,642)		6,063,715,326

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
State Street Institutional Treasury Plus Money Market Fund	1.52%	3,679,537	$3,679,537
TOTAL SHORT TERM INVESTMENTS
(Cost $3,679,537)			3,679,537

TOTAL INVESTMENTS (100.04%)
(Cost $7,478,143,179)			$6,067,394,863
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.04%)			(2,370,189)
NET ASSETS - 100.00%			$6,065,024,674

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.95%)
Consumer Discretionary (8.65%)
Tesla, Inc.(a)	22,133	$14,784,623

Energy (1.95%)
Renewable Energy Group, Inc.(a)	125,913	3,330,399

Industrials (18.84%)
Acuity Brands, Inc.	55,507	5,709,450
Ameresco, Inc., Class A(a)	64,559	1,455,160
American Superconductor Corp.(a)(b)	62,023	424,858
Ballard Power Systems, Inc.(a)(b)	529,803	4,715,247
Covanta Holding Corp.	387,934	5,182,798
Plug Power, Inc.(a)	963,483	4,181,516
Sunrun, Inc.(a)	269,006	5,202,576
TPI Composites, Inc.(a)	110,226	2,616,765
Vivint Solar, Inc.(a)(b)	146,179	1,643,052
Willdan Group, Inc.(a)	35,416	1,089,042
Total Industrials		32,220,464

Information Technology (25.93%)
Cree, Inc.(a)	166,867	7,463,961
Enphase Energy, Inc.(a)	308,608	15,112,533
First Solar, Inc.(a)	139,184	6,370,452
Itron, Inc.(a)	90,678	6,877,020
SunPower Corp.(a)(b)	281,400	2,411,598
Universal Display Corp.	38,362	6,091,502
Total Information Technology		44,327,066

Real Estate (4.09%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	205,851	6,988,641

Utilities (29.49%)
Boralex, Inc., Class A	302,333	6,453,224
Clearway Energy, Inc., Class C	260,223	5,475,092
Innergex Renewable Energy, Inc.	423,443	6,208,499
Northland Power, Inc.	353,267	7,853,594
Ormat Technologies, Inc.	96,827	6,746,905
Pattern Energy Group, Inc., Class A	270,995	7,330,415
Sunnova Energy International, Inc.(a)(b)	37,489	648,560

Security Description	Shares	Value
Utilities (continued)
TerraForm Power, Inc., Class A	289,823	$5,445,774
TransAlta Renewables, Inc.	347,133	4,243,958
Total Utilities		50,406,021

TOTAL COMMON STOCKS
(Cost $128,515,667)		152,057,214

MASTER LIMITED PARTNERSHIPS (10.88%)
Energy (1.58%)
Enviva Partners LP	71,200	2,696,344

Utilities (9.30%)
Brookfield Renewable Partners LP	156,395	7,808,972
NextEra Energy Partners LP	140,425	8,098,310
Total Utilities		15,907,282

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $15,200,135)		18,603,626

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.48%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $242,674)	1.52%	242,674	242,674

Investments Purchased with Collateral from Securities Loaned (6.34%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $10,832,179)		10,832,179	10,832,179
TOTAL SHORT TERM INVESTMENTS
(Cost $11,074,853)			11,074,853

TOTAL INVESTMENTS (106.31%)
(Cost $154,790,655)			$181,735,693
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.31%)			(10,779,678)
NET ASSETS - 100.00%			$170,956,015

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,916,363.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.83%)
Communication Services (2.23%)
Netflix, Inc.(a)	2,803	$1,034,391
Spotify Technology SA(a)	5,707	782,544
Total Communication Services		1,816,935

Consumer Discretionary (1.95%)
Garmin, Ltd.	8,609	760,950
iRobot Corp.(a)(b)	17,048	818,134
Total Consumer Discretionary		1,579,084

Financials (3.97%)
American Express Co.	6,832	751,042
LendingTree, Inc.(a)(b)	2,842	783,880
Moody's Corp.	3,568	856,427
S&P Global, Inc.	3,107	826,182
Total Financials		3,217,531

Health Care (11.74%)
ABIOMED, Inc.(a)	4,671	701,864
Align Technology, Inc.(a)	3,128	682,999
Boston Scientific Corp.(a)	18,693	698,931
Cochlear, Ltd.	5,275	713,361
CYBERDYNE, Inc.(a)(b)	164,100	666,380
Demant A/S(a)	26,746	815,891
DENTSPLY SIRONA, Inc.	14,701	723,877
DexCom, Inc.(a)(b)	4,151	1,145,677
Insulet Corp.(a)	4,847	920,784
Intuitive Surgical, Inc.(a)	1,433	765,165
Smith & Nephew PLC, Sponsored ADR(b)	18,648	840,652
Tecan Group AG	3,041	848,504
Total Health Care		9,524,085

Industrials (18.47%)
ABB, Ltd., Sponsored ADR(b)	35,652	771,509
ADT, Inc.(b)	99,328	634,706
AeroVironment, Inc.(a)	13,337	685,388
ATS Automation Tooling Systems, Inc.(a)	55,136	736,516
Experian PLC	25,960	862,404
FANUC Corp.	4,280	713,069
IHS Markit, Ltd.	11,306	805,440
Proto Labs, Inc.(a)	8,559	750,111
Prysmian SpA	35,845	846,028
RELX PLC, Sponsored ADR(b)	34,982	844,816
Schneider Electric SE	8,184	817,641
Sensata Technologies Holding PLC(a)	15,951	650,801
Siemens Gamesa Renewable Energy SA	50,474	809,343
Thomson Reuters Corp.	11,772	874,491
TransUnion	9,935	883,420

Security Description	Shares	Value
Industrials (continued)
Verisk Analytics, Inc.	5,695	$883,351
Vestas Wind Systems A/S	8,249	791,346
Wolters Kluwer NV	11,796	863,630
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	772,600	767,148
Total Industrials		14,991,158

Information Technology (57.39%)
3D Systems Corp.(a)(b)	93,874	859,886
Adobe, Inc.(a)	2,731	942,523
Adyen NV(a)(c)(d)	1,078	948,712
Alarm.com Holdings, Inc.(a)	19,901	960,223
ams AG(a)	19,655	672,483
ANSYS, Inc.(a)	3,327	805,766
Autodesk, Inc.(a)	4,734	903,626
Avast PLC(c)(d)	151,248	763,667
Black Knight, Inc.(a)	13,419	895,181
Brooks Automation, Inc.	19,859	685,334
Check Point Software Technologies, Ltd.(a)(b)	7,369	764,902
Cognex Corp.	15,601	694,869
CyberArk Software, Ltd.(a)	6,862	718,451
Dassault Systemes SE	5,359	840,080
FARO Technologies, Inc.(a)	15,840	906,681
Fidelity National Information Services, Inc.	6,148	858,999
First Solar, Inc.(a)(b)	15,171	694,377
Fiserv, Inc.(a)	7,264	794,391
FleetCor Technologies, Inc.(a)	2,772	736,770
Fortinet, Inc.(a)	8,021	818,623
Global Payments, Inc.	4,787	880,664
Guidewire Software, Inc.(a)	7,988	875,565
Intuit, Inc.	3,309	879,698
Itron, Inc.(a)	9,938	753,698
Keyence Corp.	2,376	758,003
Landis+Gyr Group AG	8,141	665,760
Mastercard, Inc., Class A	2,856	828,954
Nemetschek SE	13,313	827,433
NortonLifeLock, Inc.	32,257	613,851
Okta, Inc.(a)	7,388	946,108
Omron Corp.	14,300	774,263
Palo Alto Networks, Inc.(a)	3,698	682,725
PayPal Holdings, Inc.(a)	7,969	860,572
Proofpoint, Inc.(a)	7,419	791,236
PTC, Inc.(a)	11,426	863,234
Qorvo, Inc.(a)	7,240	728,199
Renishaw PLC	16,780	751,716
salesforce.com, Inc.(a)	5,296	902,438
SAP SE, Sponsored ADR	6,148	759,708
ServiceNow, Inc.(a)	3,160	1,030,444
Silicon Laboratories, Inc.(a)	7,424	658,360
SimCorp A/S	7,521	719,952
Skyworks Solutions, Inc.	7,545	755,859
SolarEdge Technologies, Inc.(a)	9,588	1,195,816
Splunk, Inc.(a)	5,823	857,903
Square, Inc.(a)	12,713	1,059,375

Security Description	Shares	Value
Information Technology (continued)
SS&C Technologies Holdings, Inc.	14,216	$788,988
StoneCo, Ltd.(a)(b)	21,769	868,365
Stratasys, Ltd.(a)(b)	40,568	649,088
Temenos AG	5,610	798,064
Trend Micro, Inc.	15,878	790,514
Visa, Inc., Class A	4,582	832,824
VMware, Inc., Class A(a)(b)	5,375	647,795
Wirecard AG	7,124	904,027
Workday, Inc., Class A(a)	5,260	911,295
Xero, Ltd.(a)	15,382	738,016
Zscaler, Inc.(a)(b)	18,628	968,470
Total Information Technology		46,584,524

Real Estate (2.16%)
Digital Realty Trust, Inc.(b)	7,295	876,203
Equinix, Inc.	1,524	872,947
Total Real Estate		1,749,150

Utilities (0.92%)
China Longyuan Power Group Corp., Ltd., Class H	1,427,000	746,910

TOTAL COMMON STOCKS
(Cost $76,001,854)		80,209,377

MASTER LIMITED PARTERSHIPS (1.11%)
Utilities (1.11%)
Brookfield Renewable Partners LP	17,966	897,062

TOTAL MASTER LIMITED PARTERSHIPS
(Cost $592,626)		897,062

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.78%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $20,531)	1.52%	20,531	$20,531

Investments Purchased with Collateral from Securities Loaned (5.75%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $4,665,705)		4,665,705	4,665,705
TOTAL SHORT TERM INVESTMENTS
(Cost $4,686,236)			4,686,236

TOTAL INVESTMENTS (105.72%)
(Cost $81,280,716)			$85,792,675
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.72%)			(4,643,308)
NET ASSETS - 100.00%			$81,149,367

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $9,127,477.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,712,379, representing 2.11% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2020, the market value of those securities was $1,712,379, representing 2.11% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Brazil (7.47%)
CCR SA	144,200	$526,574
Cielo SA	288,122	441,342
Engie Brasil Energia SA	52,680	559,914
Petrobras Distribuidora SA	91,900	536,369
Total Brazil		2,064,199

Chile (2.10%)
Enel Chile SA, ADR(a)	132,175	580,248

China (8.79%)
China International Marine Containers Group Co., Ltd.	630,900	578,696
Legend Holdings Corp.(b)(c)	289,500	497,665
Lenovo Group, Ltd.	920,000	567,698
Livzon Pharmaceutical Group, Inc., Class H	221,530	784,378
Total China		2,428,437

Colombia (2.36%)
Grupo Energia Bogota SA ESP	953,615	653,050

Czech Republic (3.89%)
CEZ AS	27,962	535,558
Komercni banka A.S.	17,558	538,643
Total Czech Republic		1,074,201

Hungary (2.16%)
Richter Gedeon Nyrt	29,402	596,556

India (4.30%)
Infosys, Ltd., Sponsored ADR	61,057	614,844
Wipro, Ltd., ADR	166,036	572,824
Total India		1,187,668

Indonesia (7.23%)
Adaro Energy Tbk PT	5,461,700	439,677
Astra International Tbk PT	1,267,800	488,210
Gudang Garam Tbk PT	166,900	593,267
United Tractors Tbk PT	410,100	474,484
Total Indonesia		1,995,638

Luxembourg (1.85%)
Ternium SA, Sponsored ADR	28,798	509,725

Malaysia (9.07%)
Genting Malaysia Bhd	794,500	544,746
Malayan Banking Bhd	297,500	594,294
Petronas Gas Bhd	150,000	591,459

Security Description	Shares	Value
Malaysia (continued)
Top Glove Corp. Bhd	578,900	$774,614
Total Malaysia		2,505,113

Mexico (7.65%)
Alfa Sab De Cv	745,374	476,012
Coca-Cola Femsa SAB de CV, ADR	10,152	563,741
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,172	560,541
Grupo Mexico SAB de CV, Series B	216,749	511,177
Total Mexico		2,111,471

Philippines (4.22%)
Globe Telecom, Inc.	15,895	554,727
PLDT, Inc.	31,370	609,246
Total Philippines		1,163,973

Poland (3.82%)
Powszechny Zaklad Ubezpieczen SA	61,261	542,810
Santander Bank Polska SA	8,018	512,747
Total Poland		1,055,557

Russia (10.17%)
Magnit PJSC, GDR(c)	52,623	573,064
MMC Norilsk Nickel PJSC, ADR	19,934	599,216
Mobile TeleSystems PJSC, Sponsored ADR	66,104	641,209
Severstal PJSC, GDR(c)	42,067	508,590
Tatneft PJSC, ADR	8,153	485,756
Total Russia		2,807,835

South Africa (8.71%)
Absa Group, Ltd.	58,523	496,320
Exxaro Resources, Ltd.	65,258	468,519
MTN Group, Ltd.	102,518	484,332
Tiger Brands, Ltd.	42,785	415,261
Vodacom Group, Ltd.(a)	76,790	539,844
Total South Africa		2,404,276

Thailand (5.38%)
Bangkok Dusit Medical Services Pcl	727,700	511,961
Bumrungrad Hospital Pcl	130,300	530,615
Home Product Center PCL	1,098,100	445,434
Total Thailand		1,488,010

Turkey (10.55%)
BIM Birlesik Magazalar AS	79,554	613,373
Enka Insaat ve Sanayi AS	589,807	608,668
Eregli Demir ve Celik Fabrikalari TAS	412,427	546,086
Ford Otomotiv Sanayi AS	53,107	664,823

Security Description	Shares	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	29,563	$480,637
Total Turkey		2,913,587

TOTAL COMMON STOCKS
(Cost $30,564,271)		27,539,544

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.22%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $28,051)	1.52%	28,051	28,051

Investments Purchased with Collateral from Securities Loaned (0.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $30,270)		30,270	30,270
TOTAL SHORT TERM INVESTMENTS
(Cost $58,321)			58,321

TOTAL INVESTMENTS (99.93%)
(Cost $30,622,592)			$27,597,865
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			18,041
NET ASSETS - 100.00%			$27,615,906

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $29,179.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $497,665, representing 1.80% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2020, the market value of those securities was $1,579,319 representing 5.72% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.00%)
Communication Services (9.45%)
Communication Services Select Sector SPDR Fund(a)	276,467	$14,033,465

Consumer Discretionary (9.34%)
Consumer Discretionary Select Sector SPDR Fund	119,709	13,865,893

Consumer Staples (9.23%)
Consumer Staples Select Sector SPDR Fund(a)	236,290	13,702,457

Energy (7.41%)
Energy Select Sector SPDR Fund(a)	242,995	11,000,384

Financials (8.71%)
Financial Select Sector SPDR Fund(a)	485,994	12,922,580

Healthcare (9.06%)
Health Care Select Sector SPDR Fund(a)	145,177	13,444,842

Industrials (9.01%)
Industrial Select Sector SPDR Fund(a)	183,077	13,379,267

Materials (8.70%)
Materials Select Sector SPDR Fund(a)	244,911	12,911,708

Real Estate (9.66%)
Real Estate Select Sector SPDR Fund	389,907	14,344,679

Technology (9.76%)
Technology Select Sector SPDR Fund	163,935	14,486,936

Utilities (9.67%)
Utilities Select Sector SPDR Fund(a)	230,844	14,353,880

TOTAL EXCHANGE TRADED FUNDS
(Cost $119,171,772)		148,446,091

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.55%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $16,460)	1.52%	16,460	$16,460

Investments Purchased with Collateral from Securities Loaned (12.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $18,613,108)		18,613,108	18,613,108
TOTAL SHORT TERM INVESTMENTS
(Cost $18,629,568)			18,629,568

TOTAL INVESTMENTS (112.55%)
(Cost $137,801,340)			$167,075,659
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.55%)			(18,628,745)
NET ASSETS - 100.00%			$148,446,914

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $41,701,573.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.10%)
Australia (12.11%)
Australia & New Zealand Banking Group, Ltd.	252,072	$4,077,384
BHP Group, Ltd.	158,385	3,466,839
Fortescue Metals Group, Ltd.	581,119	3,815,978
National Australia Bank, Ltd.	247,604	4,048,663
Rio Tinto, Ltd.	61,868	3,517,316
Wesfarmers, Ltd.	152,216	4,030,892
Total Australia		22,957,072

Denmark (2.26%)
Danske Bank A/S	276,766	4,278,633

France (7.70%)
Bouygues SA	100,719	3,944,968
Natixis SA	987,730	3,998,505
Renault SA	90,718	2,653,419
Sanofi	43,170	3,999,888
Total France		14,596,780

Germany (5.68%)
BASF SE	56,266	3,297,050
Bayer AG	54,162	3,899,037
Evonik Industries AG	144,010	3,562,731
Total Germany		10,758,818

Hong Kong (6.02%)
CITIC, Ltd.	3,236,000	3,590,943
CK Hutchison Holdings, Ltd.	447,500	3,895,173
Sands China, Ltd.	842,200	3,916,581
Total Hong Kong		11,402,697

Italy (3.96%)
Eni SpA	283,192	3,488,316
Intesa Sanpaolo SpA	1,654,678	4,015,952
Total Italy		7,504,268

Japan (18.33%)
Canon, Inc.(a)	151,563	3,841,067
FUJIFILM Holdings Corp.	88,600	4,334,713
Hitachi, Ltd.	108,800	3,668,696
Japan Tobacco, Inc.	186,500	3,707,176
Komatsu, Ltd.	170,400	3,447,970
Kyocera Corp.	62,300	3,925,374
Softbank Corp.	322,300	4,220,737

Security Description	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	105,400	$3,677,176
Tokyo Electron, Ltd.	18,900	3,911,946
Total Japan		34,734,855

Macau (1.94%)
Wynn Macau, Ltd.	1,826,800	3,679,379

Netherlands (3.80%)
Koninklijke Ahold Delhaize NV	171,631	4,013,010
Royal Dutch Shell PLC, Class A	148,635	3,184,895
Total Netherlands		7,197,905

Norway (3.68%)
Equinor ASA	227,710	3,418,615
Mowi ASA	169,323	3,562,469
Total Norway		6,981,084

Portugal (2.52%)
EDP - Energias de Portugal SA	1,027,046	4,784,657

Spain (9.30%)
ACS Actividades de Construccion y Servicios SA	108,946	3,229,268
Endesa SA	158,643	4,068,353
Naturgy Energy Group SA	169,039	3,924,413
Repsol SA	268,847	3,006,513
Telefonica SA	572,445	3,387,249
Total Spain		17,615,796

Sweden (4.07%)
Hennes & Mauritz AB, Class B	210,775	3,802,542
Telia Co. AB	992,030	3,915,738
Total Sweden		7,718,280

United Kingdom (17.73%)
AstraZeneca PLC	44,450	3,872,007
BP PLC	693,711	3,523,523
British American Tobacco PLC	105,571	4,145,334
BT Group PLC	1,591,655	2,890,096
GlaxoSmithKline PLC	185,964	3,724,812
Imperial Brands PLC	181,668	3,621,527
National Grid Plc	345,689	4,356,016
SSE PLC	226,673	4,443,714
WPP PLC	313,700	3,027,840
Total United Kingdom		33,604,869

TOTAL COMMON STOCKS
(Cost $211,943,996)		187,815,093

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.29%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	1.52%	555,707	$555,707
TOTAL SHORT TERM INVESTMENTS
(Cost $555,707)			555,707

TOTAL INVESTMENTS (99.39%)
(Cost $212,499,703)			$188,370,800
OTHER ASSETS IN EXCESS OF LIABILITIES (0.61%)			1,150,043
NET ASSETS - 100.00%			$189,520,843

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $628,937.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Biotechnology (100.01%)
Acceleron Pharma, Inc.(a)	111,909	$9,616,340
Agenus, Inc.(a)(b)	291,915	738,545
Akcea Therapeutics, Inc.(a)(b)	198,054	3,362,957
Akero Therapeutics, Inc.(a)(b)	60,690	1,321,221
Albireo Pharma, Inc.(a)	26,961	630,348
Alector, Inc.(a)(b)	145,473	3,997,598
Alkermes PLC(a)	332,058	6,920,089
Allakos, Inc.(a)(b)	84,745	5,282,156
Apellis Pharmaceuticals, Inc.(a)	134,771	4,665,772
Aprea Therapeutics, Inc.(a)	44,307	1,519,730
Arena Pharmaceuticals, Inc.(a)	105,784	4,717,966
Assembly Biosciences, Inc.(a)	55,351	1,002,960
Bluebird Bio, Inc.(a)(b)	116,784	8,446,987
Catalyst Pharmaceuticals, Inc.(a)(b)	218,990	921,948
ChemoCentryx, Inc.(a)	122,828	5,496,553
Coherus Biosciences, Inc.(a)(b)	148,035	2,864,477
Concert Pharmaceuticals, Inc.(a)	50,665	428,626
Constellation Pharmaceuticals, Inc.(a)(b)	70,768	2,500,941
Cortexyme, Inc.(a)(b)	56,565	2,842,391
Crinetics Pharmaceuticals, Inc.(a)(b)	51,477	1,059,397
CytomX Therapeutics, Inc.(a)	96,553	645,940
Deciphera Pharmaceuticals, Inc.(a)	107,676	5,732,670
Dicerna Pharmaceuticals, Inc.(a)	144,431	2,851,068
Eidos Therapeutics, Inc.(a)(b)	79,086	4,000,170
Enanta Pharmaceuticals, Inc.(a)	41,619	2,117,575
Epizyme, Inc.(a)(b)	192,044	4,115,503
Fate Therapeutics, Inc.(a)(b)	159,347	4,652,932
FibroGen, Inc.(a)	184,019	7,691,994
Frequency Therapeutics, Inc.(a)	65,026	1,408,463
G1 Therapeutics, Inc.(a)(b)	79,267	1,422,050
Global Blood Therapeutics, Inc.(a)(b)	127,103	8,129,508
GlycoMimetics, Inc.(a)	92,146	333,569
Gossamer Bio, Inc.(a)(b)	139,339	1,829,521
ImmunoGen, Inc.(a)	318,124	1,415,652
Immunomedics, Inc.(a)(b)	435,125	6,962,000
Intercept Pharmaceuticals, Inc.(a)(b)	69,064	6,349,744
Ironwood Pharmaceuticals, Inc.(a)(b)	330,765	3,982,411
KalVista Pharmaceuticals, Inc.(a)	37,859	509,204
Karuna Therapeutics, Inc.(a)	54,883	4,789,091
Krystal Biotech, Inc.(a)	36,481	1,949,909
Kura Oncology, Inc.(a)	96,301	1,162,353

Security Description	Shares	Value
Biotechnology (continued)
Ligand Pharmaceuticals, Inc.(a)(b)	37,022	$3,465,259
MacroGenics, Inc.(a)	103,953	911,668
Madrigal Pharmaceuticals, Inc.(a)(b)	32,485	2,799,232
MediciNova, Inc.(a)(b)	93,171	391,318
MeiraGTx Holdings PLC(a)	77,718	1,259,032
Merus NV(a)(b)	59,843	1,011,347
Mirati Therapeutics, Inc.(a)(b)	83,206	7,446,105
MorphoSys AG, ADR(a)	268,389	7,163,302
Orchard Therapeutics PLC, ADR(a)(b)	200,105	2,579,353
Oyster Point Pharma, Inc.(a)(b)	45,396	1,607,472
PDL BioPharma, Inc.(a)	242,661	825,047
Portola Pharmaceuticals, Inc.(a)(b)	160,974	1,627,447
Principia Biopharma, Inc.(a)	69,078	4,459,676
PTC Therapeutics, Inc.(a)	129,974	7,127,774
Puma Biotechnology, Inc.(a)(b)	82,796	890,471
Replimune Group, Inc.(a)	75,841	1,051,915
Rigel Pharmaceuticals, Inc.(a)	356,195	755,133
Rocket Pharmaceuticals, Inc.(a)	106,256	2,070,929
SpringWorks Therapeutics, Inc.(a)(b)	90,693	2,898,548
uniQure NV(a)(b)	90,132	4,638,193
United Therapeutics Corp.(a)	92,555	9,529,463
UroGen Pharma, Ltd.(a)(b)	44,585	1,215,387
Vericel Corp.(a)(b)	94,982	1,466,522
Viking Therapeutics, Inc.(a)(b)	153,572	909,146
Voyager Therapeutics, Inc.(a)	78,785	858,757
XBiotech, Inc.(a)(b)	86,815	1,064,352
XOMA Corp.(a)(b)	19,855	482,477
Zymeworks, Inc.(a)	83,002	3,397,272
Total Biotechnology		214,290,926

TOTAL COMMON STOCKS
(Cost $201,288,361)		214,290,926

WARRANTS(0.00%)(c)
Corium International, Inc. (Expiring 4/1/2020)(b)	59,464	595

TOTAL WARRANTS
(Cost $–)		595

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.95%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $51,275)	1.52%	51,275	$51,275

Investments Purchased with Collateral from Securities Loaned (7.94%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $16,984,273)		16,984,273	16,984,273
TOTAL SHORT TERM INVESTMENTS
(Cost $17,035,548)			17,035,548

TOTAL INVESTMENTS (107.96%)
(Cost $218,323,909)			$231,327,069
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.96%)			(17,051,435)
NET ASSETS - 100.00%			$214,275,634

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $57,554,807.
(c)	Less than .005%.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Diversified REITs (11.05%)
Global Net Lease, Inc.	52,530	$969,179
STORE Capital Corp.	27,967	918,996
VEREIT, Inc.	114,022	987,431
Washington Real Estate Investment Trust	35,239	946,167
WP Carey, Inc.	13,547	1,048,673
Total Diversified REITs		4,870,446

Health Care REITs (11.38%)
Diversified Healthcare Trust	146,903	924,020
National Health Investors, Inc.	13,307	1,087,581
Omega Healthcare Investors, Inc.	25,427	1,006,909
Sabra Health Care REIT, Inc.	50,745	992,065
Ventas, Inc.	18,795	1,010,607
Total Health Care REITs		5,021,182

Hotel & Resort REITs (9.17%)
Apple Hospitality REIT, Inc.	66,355	867,260
Park Hotels & Resorts, Inc.	42,188	770,353
RLJ Lodging Trust	60,369	797,475
Service Properties Trust	44,168	798,557
Summit Hotel Properties, Inc.	87,298	809,252
Total Hotel & Resort REITs		4,042,897

Industrial REITs (11.27%)
Duke Realty Corp.	30,496	990,205
EastGroup Properties, Inc.	7,899	993,141
Lexington Realty Trust	98,984	1,026,464
Prologis, Inc.	11,819	996,105
STAG Industrial, Inc.	34,583	967,632
Total Industrial REITs		4,973,547

Office REITs (10.77%)
Brandywine Realty Trust	70,638	959,264
City Office REIT, Inc.	83,390	967,324
Highwoods Properties, Inc.	22,699	1,018,731
SL Green Realty Corp.	11,803	925,827
Vornado Realty Trust	16,448	881,284
Total Office REITs		4,752,430

Residential REITs (11.42%)
American Campus Communities, Inc.	22,673	984,915
Apartment Investment and Management Co., Class A	20,468	979,189
AvalonBay Communities, Inc.	5,019	1,006,761
Camden Property Trust	9,946	1,054,077

Security Description	Shares	Value
Residential REITs (continued)
UDR, Inc.	22,552	$1,014,389
Total Residential REITs		5,039,331

Retail REITs (10.72%)
Pennsylvania Real Estate Investment Trust	197,309	465,649
Tanger Factory Outlet Centers, Inc.(a)	68,995	826,560
Taubman Centers, Inc.	34,813	1,812,365
The Macerich Co.	40,328	823,498
Washington Prime Group, Inc.	290,617	799,197
Total Retail REITs		4,727,269

Specialized REITs (23.87%)
CoreCivic, Inc.	65,532	970,529
CoreSite Realty Corp.	9,424	977,552
Crown Castle International Corp.	7,884	1,129,698
CubeSmart	34,518	1,044,860
CyrusOne, Inc.	17,080	1,034,706
Digital Realty Trust, Inc.(a)	9,203	1,105,372
EPR Properties	15,346	909,097
Four Corners Property Trust, Inc.	38,455	1,103,274
National Storage Affiliates Trust	32,651	1,101,645
QTS Realty Trust, Inc., Class A	20,403	1,146,037
Total Specialized REITs		10,522,770

TOTAL COMMON STOCKS
(Cost $46,810,311)		43,949,872

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.55%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $78,780)	1.52%	78,780	78,780

Investments Purchased with Collateral from Securities Loaned (3.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $1,485,455)		1,485,455	1,485,455
TOTAL SHORT TERM INVESTMENTS
(Cost $1,564,235)			1,564,235

TOTAL INVESTMENTS (103.20%)
(Cost $48,374,546)			$45,514,107
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.20%)			(1,411,369)
NET ASSETS - 100.00%			$44,102,738

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,446,154.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.52%)
Communication Services (10.17%)
AT&T, Inc.	875,426	$30,832,504
CenturyLink, Inc.	2,465,256	29,755,640
Interpublic Group of Cos., Inc.	1,460,155	31,188,911
Omnicom Group, Inc.	408,959	28,332,679
Verizon Communications, Inc.	551,253	29,855,862
Total Communication Services		149,965,596

Consumer Discretionary (10.27%)
Ford Motor Co.	3,630,327	25,267,076
Kohl's Corp.	694,027	27,171,157
L Brands, Inc.	1,893,869	41,021,203
Macy's, Inc.(a)	2,207,993	29,211,747
The Gap, Inc.	2,010,241	28,806,753
Total Consumer Discretionary		151,477,936

Consumer Staples (9.93%)
Altria Group, Inc.	668,324	26,980,240
Coty, Inc., Class A	3,030,001	27,966,909
Kraft Heinz Co.	1,060,932	26,279,286
Molson Coors Beverage Co., Class B	661,842	32,833,982
Philip Morris International, Inc.	395,866	32,409,549
Total Consumer Staples		146,469,966

Energy (9.15%)
Exxon Mobil Corp.	487,545	25,079,315
Helmerich & Payne, Inc.	796,378	29,378,384
Occidental Petroleum Corp.	889,390	29,118,629
Schlumberger, Ltd.	861,426	23,336,030
Williams Cos., Inc.	1,475,535	28,108,942
Total Energy		135,021,300

Financials (9.28%)
Huntington Bancshares, Inc.	2,183,739	26,794,477
Invesco, Ltd.	1,906,072	27,447,437
People's United Financial, Inc.	2,014,568	28,183,806
Principal Financial Group, Inc.	619,736	27,510,081
Prudential Financial, Inc.	356,708	26,913,619
Total Financials		136,849,420

Security Description	Shares	Value
Health Care (10.91%)
AbbVie, Inc.	381,710	$32,716,364
Bristol-Myers Squibb Co.	525,583	31,040,932
Cardinal Health, Inc.	625,011	32,575,573
Gilead Sciences, Inc.	509,501	35,338,990
Pfizer, Inc.	874,562	29,227,862
Total Health Care		160,899,721

Industrials (9.76%)
3M Co.	199,885	29,830,838
Cummins, Inc.	183,701	27,792,124
Eaton Corp. PLC	358,239	32,499,442
Emerson Electric Co.	442,033	28,338,736
United Parcel Service, Inc., Class B	282,578	25,570,483
Total Industrials		144,031,623

Information Technology (10.47%)
Broadcom, Inc.	106,329	28,987,412
International Business Machines Corp.	249,765	32,506,915
Maxim Integrated Products, Inc.	562,304	31,275,348
Seagate Technology PLC	570,508	27,355,859
Western Digital Corp.	617,106	34,286,409
Total Information Technology		154,411,943

Materials (8.86%)
Eastman Chemical Co.	426,472	26,232,293
International Paper Co.	723,330	26,734,277
LyondellBasell Industries NV, Class A	363,050	25,943,553
Nucor Corp.	594,044	24,563,719
Westrock Co.	821,072	27,300,644
Total Materials		130,774,486

Utilities (10.72%)
CenterPoint Energy, Inc.	1,291,674	29,734,335
Dominion Resources, Inc.	414,790	32,428,282
Duke Energy Corp.	374,172	34,311,573
PPL Corp.	943,268	28,307,473
Southern Co.	552,573	33,353,306
Total Utilities		158,134,969

TOTAL COMMON STOCKS
(Cost $1,709,344,176)		1,468,036,960

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.11%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	1.52%	1,698,383	$1,698,383
TOTAL SHORT TERM INVESTMENTS
(Cost $1,698,383)			1,698,383

TOTAL INVESTMENTS (99.63%)
(Cost $1,711,042,559)			$1,469,735,343
OTHER ASSETS IN EXCESS OF LIABILITIES (0.37%)			5,390,856
NET ASSETS - 100.00%			$1,475,126,199

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,205,732.

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.33%)
Communication Services (3.44%)
Activision Blizzard, Inc.	5,956	$346,222
Alphabet, Inc., Class A(a)	268	358,919
Comcast Corp., Class A	7,063	285,557
Electronic Arts, Inc.(a)	3,281	332,595
Facebook, Inc., Class A(a)	1,751	337,015
IAC/InterActiveCorp(a)	1,395	284,496
Interpublic Group of Cos., Inc.	15,488	330,824
Match Group, Inc.(a)(b)	4,135	268,775
Omnicom Group, Inc.	4,161	288,274
Take-Two Interactive Software, Inc.(a)	2,515	270,312
T-Mobile US, Inc.(a)	4,110	370,558
Twitter, Inc.(a)	7,622	253,050
Verizon Communications, Inc.	5,506	298,205
ViacomCBS, Inc.	7,611	187,307
Total Communication Services		4,212,109

Consumer Discretionary (13.50%)
America's Car-Mart, Inc.(a)	3,538	363,600
Aramark	7,709	267,811
AutoZone, Inc.(a)	287	296,330
Best Buy Co., Inc.	4,817	364,406
Booking Holdings, Inc.(a)	161	273,001
Burlington Stores, Inc.(a)	1,666	360,289
Carter's, Inc.	3,679	336,518
Cavco Industries, Inc.(a)	1,660	334,855
Chipotle Mexican Grill, Inc.(a)	400	309,432
Columbia Sportswear Co.	3,358	273,005
Cracker Barrel Old Country Store, Inc.(b)	1,963	281,357
Darden Restaurants, Inc.	2,617	255,158
Deckers Outdoor Corp.(a)	2,306	400,783
Dollar General Corp.	2,103	316,081
DR Horton, Inc.	6,482	345,296
eBay, Inc.	8,131	281,658
Expedia, Inc.	2,485	245,071
Five Below, Inc.(a)	2,526	244,896
Floor & Decor Holdings, Inc., Class A(a)	6,729	343,516
Fox Factory Holding Corp.(a)	4,877	309,202
General Motors Co.	8,608	262,544
Gentex Corp.	11,702	312,443
Hanesbrands, Inc.	22,225	294,259
Hasbro, Inc.	2,764	213,519
Helen of Troy, Ltd.(a)	2,194	361,132
Home Depot, Inc.	1,431	311,729
Installed Building Products, Inc.(a)	5,523	364,794
Las Vegas Sands Corp.	5,574	325,020
Lennar Corp., Class B	7,662	366,320
Lowe's Cos., Inc.	2,923	311,504
Marriott International, Inc., Class A	2,522	312,728

Security Description	Shares	Value
Consumer Discretionary (continued)
NIKE, Inc., Class B	3,761	$336,158
Norwegian Cruise Line Holdings, Ltd.(a)	6,106	227,510
NVR, Inc.(a)	93	341,048
O'Reilly Automotive, Inc.(a)	841	310,094
Polaris, Inc.	3,628	299,419
Ross Stores, Inc.	3,046	331,344
Royal Caribbean Cruises, Ltd.	2,890	232,385
Skechers U.S.A., Inc., Class A(a)	9,342	309,033
Stamps.com, Inc.(a)	4,343	612,841
Starbucks Corp.	3,630	284,701
Steven Madden, Ltd.	9,406	307,576
Stoneridge, Inc.(a)	10,141	224,116
Target Corp.	3,073	316,519
Taylor Morrison Home Corp., Class A(a)	12,954	291,724
TJX Cos., Inc.	5,898	352,700
TopBuild Corp.(a)	3,516	355,116
Tractor Supply Co.	3,424	303,058
Vail Resorts, Inc.	1,373	291,914
VF Corp.	3,746	269,712
Williams-Sonoma, Inc.	4,906	306,085
Yum China Holdings, Inc.	7,087	310,340
Zumiez, Inc.(a)	10,336	274,214
Total Consumer Discretionary		16,525,864

Consumer Staples (6.17%)
Altria Group, Inc.	7,979	322,112
Boston Beer Co., Inc., Class A(a)(b)	939	348,172
Brown-Forman Corp., Class B	5,131	315,095
Church & Dwight Co., Inc.	4,528	314,786
Clorox Co.	2,116	337,333
Coca-Cola Co.	6,078	325,112
Conagra Brands, Inc.	10,996	293,483
Constellation Brands, Inc., Class A	1,599	275,636
Costco Wholesale Corp.	1,133	318,532
Estee Lauder Cos., Inc., Class A	1,724	316,526
General Mills, Inc.	5,989	293,461
Hershey Co.	2,159	310,874
Hormel Foods Corp.	7,635	317,616
Lamb Weston Holdings, Inc.	4,456	387,182
McCormick & Co., Inc.	2,072	302,906
Monster Beverage Corp.(a)	5,684	354,738
PepsiCo, Inc.	2,430	320,833
Philip Morris International, Inc.	4,577	374,719
Simply Good Foods Co.(a)	11,272	248,660
Sysco Corp.	4,203	280,130
Turning Point Brands, Inc.	12,544	328,026
Tyson Foods, Inc., Class A	3,708	251,514
Wal-Mart Stores, Inc.	2,831	304,842
WD-40 Co.	1,803	310,999
Total Consumer Staples		7,553,287

Energy (2.16%)
Baker Hughes Co.	14,097	226,821
Bonanza Creek Energy, Inc.(a)	12,873	209,701
Chevron Corp.	2,659	248,191
CVR Energy, Inc.	7,371	209,484

Security Description	Shares	Value
Energy (continued)
Delek US Holdings, Inc.	8,751	$187,096
Hess Corp.	4,859	272,979
HollyFrontier Corp.	6,216	209,355
Laredo Petroleum, Inc.(a)(b)	117,160	126,533
Northern Oil and Gas, Inc.(a)(b)	160,869	233,260
ONEOK, Inc.	4,327	288,697
Phillips 66	3,225	241,424
Talos Energy, Inc.(a)	13,731	194,980
Total Energy		2,648,521

Financials (17.74%)
Ally Financial, Inc.	9,437	236,586
Associated Banc-Corp	16,008	271,015
Athene Holding, Ltd., Class A(a)	7,787	321,214
Atlantic Union Bankshares Corp.	8,379	249,191
BancFirst Corp.	5,735	294,206
BancorpSouth Bank	11,121	272,131
Bank of America Corp.	11,008	313,728
Bank of Hawaii Corp.	3,813	283,763
Banner Corp.	5,767	263,206
Capital One Financial Corp.	3,512	309,969
CenterState Bank Corp.	13,453	272,154
Central Pacific Financial Corp.	11,355	271,612
Charles Schwab Corp.	7,647	311,615
Citigroup, Inc.	4,742	300,927
Citizens Financial Group, Inc.	9,054	286,921
City Holding Co.	4,249	297,090
Cohen & Steers, Inc.	6,120	383,418
Columbia Banking System, Inc.	8,856	294,019
Community Bank System, Inc.	5,118	311,226
Credit Acceptance Corp.(a)(b)	668	269,338
CVB Financial Corp.	15,245	282,642
Discover Financial Services	3,929	257,664
Eaton Vance Corp.	7,171	295,875
Enova International, Inc.(a)	13,570	260,815
Evercore, Inc., Class A	3,888	259,019
Federated Hermes, Inc.	10,170	293,405
First Bancorp	8,921	286,364
First BanCorp	32,160	255,350
First Citizens BancShares, Inc., Class A	687	311,424
First Commonwealth Financial Corp.	24,019	283,424
First Financial Bankshares, Inc.	9,928	285,331
First Horizon National Corp.	19,853	264,641
Flagstar Bancorp, Inc.	8,817	281,086
FNB Corp.	28,838	290,975
Fulton Financial Corp.	19,689	284,506
German American Bancorp, Inc.	10,053	300,082
Glacier Bancorp, Inc.	8,016	298,917
Heartland Financial USA, Inc.	7,140	305,949
Houlihan Lokey, Inc.	7,061	361,664
Huntington Bancshares, Inc.	22,651	277,928
JPMorgan Chase & Co.	2,777	322,437
KeyCorp	18,179	297,227
Meta Financial Group, Inc.	9,695	318,481
National Bank Holdings Corp., Class A	8,833	270,201

Security Description	Shares	Value
Financials (continued)
NBT Bancorp, Inc.	8,806	$296,674
NMI Holdings, Inc., Class A(a)	11,818	275,832
OFG Bancorp	14,820	248,087
Old National Bancorp	18,403	290,031
OneMain Holdings, Inc.	8,699	319,688
Pacific Premier Bancorp, Inc.	10,263	265,093
Pinnacle Financial Partners, Inc.	5,832	306,996
PNC Financial Services Group, Inc.	2,368	299,315
Popular, Inc.	6,120	293,638
Preferred Bank	6,204	317,211
Regions Financial Corp.	20,270	274,050
RenaissanceRe Holdings, Ltd.	1,732	295,133
S&P Global, Inc.	1,285	341,694
Sandy Spring Bancorp, Inc.	9,156	281,639
Simmons First National Corp., Class A	12,992	277,769
South State Corp.	4,264	290,464
Synchrony Financial	9,705	282,416
Synovus Financial Corp.	8,952	259,787
T Rowe Price Group, Inc.	2,794	329,720
TCF Financial Corp.	8,244	300,411
Truist Financial Corp.	12,515	577,442
Trustmark Corp.	9,602	258,294
Umpqua Holdings Corp.	19,643	302,306
United Community Banks, Inc.	11,897	294,689
Univest Financial Corp.	12,595	294,723
Washington Federal, Inc.	8,664	259,833
Webster Financial Corp.	6,814	258,728
Westamerica Bancorporation	5,125	296,328
Western Alliance Bancorp	7,062	325,134
WSFS Financial Corp.	7,262	250,249
Total Financials		21,722,110

Health Care (12.32%)
Abbott Laboratories	3,941	303,575
Agilent Technologies, Inc.	4,215	324,850
Amedisys, Inc.(a)	2,491	433,459
Amgen, Inc.	1,673	334,148
Arena Pharmaceuticals, Inc.(a)	6,347	283,076
Arrowhead Pharmaceuticals, Inc.(a)	11,159	394,582
Baxter International, Inc.	3,762	314,014
Biogen, Inc.(a)	1,382	426,195
Bio-Rad Laboratories, Inc.(a)	976	343,572
Boston Scientific Corp.(a)	7,786	291,119
Bristol-Myers Squibb Co.	9,819	579,910
Bruker Corp.	7,524	327,746
Cardinal Health, Inc.	6,828	355,875
Centene Corp.(a)	7,086	375,700
Chemed Corp.	778	324,908
Cooper Cos, Inc.	1,075	348,913
Corcept Therapeutics, Inc.(a)(b)	23,933	302,035
CVS Health Corp.	5,190	307,144
Eagle Pharmaceuticals, Inc.(a)(b)	5,570	255,663
Edwards Lifesciences Corp.(a)	1,502	307,670
Eli Lilly & Co.	2,904	366,282
Gilead Sciences, Inc.	4,981	345,482
HCA Healthcare, Inc.	2,637	334,925

Security Description	Shares	Value
Health Care (continued)
HMS Holdings Corp.(a)	8,715	$200,184
Humana, Inc.	1,205	385,214
IDEXX Laboratories, Inc.(a)	1,209	307,703
Incyte Corp.(a)	4,166	314,158
Johnson & Johnson	2,542	341,848
Medpace Holdings, Inc.(a)	3,837	345,100
Merck & Co., Inc.	3,906	299,043
Mettler-Toledo International, Inc.(a)	464	325,589
Pfizer, Inc.	9,029	301,749
Quest Diagnostics, Inc.	3,099	328,680
ResMed, Inc.	2,459	390,883
Stryker Corp.	1,510	287,791
Teleflex, Inc.	972	325,639
Thermo Fisher Scientific, Inc.	1,128	328,022
UnitedHealth Group, Inc.	1,415	360,768
Universal Health Services, Inc., Class B	2,172	268,763
Vanda Pharmaceuticals, Inc.(a)	24,182	266,728
Veeva Systems, Inc., Class A(a)	2,216	314,606
Vertex Pharmaceuticals, Inc.(a)	1,871	419,160
Waters Corp.(a)	1,442	281,031
West Pharmaceutical Services, Inc.	2,302	346,589
Zoetis, Inc.	2,693	358,788
Total Health Care		15,078,879

Industrials (17.24%)
Acuity Brands, Inc.	2,440	250,978
Aerojet Rocketdyne Holdings, Inc.(a)	6,273	309,134
Alamo Group, Inc.	2,678	296,642
Albany International Corp., Class A	3,784	242,441
Allison Transmission Holdings, Inc.	7,025	285,215
AMETEK, Inc.	3,646	313,556
AO Smith Corp.	6,704	265,143
Atkore International Group, Inc.(a)	10,430	384,971
Barrett Business Services, Inc.	3,663	219,414
BMC Stock Holdings, Inc.(a)	12,695	311,408
Brady Corp., Class A	5,939	281,152
Builders FirstSource, Inc.(a)	16,203	367,970
Carlisle Cos., Inc.	2,267	329,372
Caterpillar, Inc.	2,495	309,979
Cintas Corp.	1,320	352,097
Copart, Inc.(a)	3,947	333,443
CoStar Group, Inc.(a)	553	369,177
Crane Co.	4,019	273,091
Cummins, Inc.	2,022	305,908
Curtiss-Wright Corp.	2,469	296,132
Delta Air Lines, Inc.	5,552	256,114
Donaldson Co., Inc.	6,239	281,254
EMCOR Group, Inc.	3,803	292,527
Encore Wire Corp.	5,497	269,188
Ennis, Inc.	15,554	312,635
Expeditors International of Washington, Inc.	4,374	308,017
Exponent, Inc.	4,596	338,495

Security Description	Shares	Value
Industrials (continued)
Federal Signal Corp.	10,004	$290,116
FTI Consulting, Inc.(a)	2,988	336,419
Generac Holdings, Inc.(a)	4,007	412,681
Graco, Inc.	7,115	350,912
Great Lakes Dredge & Dock Corp.(a)	31,530	305,841
HEICO Corp., Class A	3,243	286,454
Herman Miller, Inc.	7,400	253,376
Hexcel Corp.	3,948	255,159
Hubbell, Inc.	2,458	327,504
IDEX Corp.	1,920	284,160
Illinois Tool Works, Inc.	2,093	351,164
Knoll, Inc.	12,983	229,020
L3Harris Technologies, Inc.	1,535	303,516
Landstar System, Inc.	2,959	298,770
Lincoln Electric Holdings, Inc.	3,683	301,601
Lockheed Martin Corp.	835	308,842
MasTec, Inc.(a)	5,044	247,560
Northrop Grumman Corp.	877	288,393
Old Dominion Freight Line, Inc.	1,894	367,057
Oshkosh Corp.	4,332	312,554
PACCAR, Inc.	4,643	310,617
Parker-Hannifin Corp.	1,841	340,162
Raytheon Co.	1,641	309,427
Saia, Inc.(a)	3,485	304,275
Spirit AeroSystems Holdings, Inc., Class A	3,863	204,121
Stanley Black & Decker, Inc.	2,283	328,067
Teledyne Technologies, Inc.(a)	1,023	345,078
The Timken Co.	7,407	332,130
TransUnion	4,023	357,725
Trex Co., Inc.(a)	3,760	359,644
TriMas Corp.(a)	10,521	266,707
UniFirst Corp.	1,682	312,532
Union Pacific Corp.	1,977	315,944
United Airlines Holdings, Inc.(a)	3,663	225,604
United Parcel Service, Inc., Class B	2,694	243,780
Universal Forest Products, Inc.	8,211	384,768
Waste Management, Inc.	2,896	320,906
Watts Water Technologies, Inc., Class A	3,365	316,007
Werner Enterprises, Inc.	9,474	318,326
Woodward, Inc.	3,024	312,077
WW Grainger, Inc.	1,132	314,175
Xylem, Inc.	4,205	325,215
Total Industrials		21,113,839

Information Technology (18.57%)
Adobe, Inc.(a)	1,156	398,959
Akamai Technologies, Inc.(a)	3,615	312,734
Analog Devices, Inc.	2,858	311,665
ANSYS, Inc.(a)	1,526	369,582
Apple, Inc.	1,493	408,127
Applied Materials, Inc.	6,436	374,060
Arista Networks, Inc.(a)	1,346	259,940
Aspen Technology, Inc.(a)	2,594	276,287
Automatic Data Processing, Inc.	2,074	320,931

Security Description	Shares	Value
Information Technology (continued)
Booz Allen Hamilton Holding Corp.	4,524	$322,561
Broadcom, Inc.	1,138	310,242
Broadridge Financial Solutions, Inc.	2,590	270,292
Cabot Microelectronics Corp.	2,341	326,054
Cadence Design Systems, Inc.(a)	4,893	323,623
CDW Corp.	2,897	330,895
Cognizant Technology Solutions Corp., Class A	5,150	313,790
Comtech Telecommunications Corp.	11,151	312,451
Corning, Inc.	11,676	278,589
CSG Systems International, Inc.	6,208	274,704
CTS Corp.	10,016	261,117
Diodes, Inc.(a)	8,231	362,246
Entegris, Inc.	6,947	370,414
EPAM Systems, Inc.(a)	1,795	400,644
Euronet Worldwide, Inc.(a)	2,255	279,710
EVERTEC, Inc.	9,913	294,218
Fair Isaac Corp.(a)	1,030	387,311
FleetCor Technologies, Inc.(a)	1,109	294,761
FormFactor, Inc.(a)	17,112	382,795
Fortinet, Inc.(a)	4,146	423,141
Genpact, Ltd.	8,257	317,564
Global Payments, Inc.	2,012	370,148
Intel Corp.	6,346	352,330
Intelligent Systems Corp.(a)	6,973	255,700
International Business Machines Corp.	2,315	301,297
Intuit, Inc.	1,226	325,932
Jack Henry & Associates, Inc.	2,240	339,898
KEMET Corp.	16,718	436,005
Keysight Technologies, Inc.(a)	3,250	307,970
KLA Corp.	2,161	332,167
Lam Research Corp.	1,394	409,041
Leidos Holdings, Inc.	3,803	390,378
MAXIMUS, Inc.	4,098	258,256
Methode Electronics, Inc.	9,385	287,744
Microchip Technology, Inc.	3,515	318,846
Micron Technology, Inc.(a)	6,484	340,799
Microsoft Corp.	2,348	380,399
NVIDIA Corp.	1,820	491,527
Oracle Corp.	6,232	308,235
OSI Systems, Inc.(a)	3,143	255,432
Paychex, Inc.	3,994	309,455
Paycom Software, Inc.(a)	1,531	432,737
Paylocity Holding Corp.(a)	3,426	443,736
PayPal Holdings, Inc.(a)	3,066	331,097
Paysign, Inc.(a)(b)	29,350	235,681
Qorvo, Inc.(a)	4,318	434,304
Qualys, Inc.(a)	4,069	326,252
Rogers Corp.(a)	2,255	261,580
salesforce.com, Inc.(a)	2,157	367,553
SMART Global Holdings, Inc.(a)	10,564	283,538
SPS Commerce, Inc.(a)	6,741	354,577
Synopsys, Inc.(a)	2,411	332,549
Teradyne, Inc.	5,683	333,933
Texas Instruments, Inc.	2,544	290,372
Trade Desk, Inc., Class A(a)(b)	1,543	443,227

Security Description	Shares	Value
Information Technology (continued)
Universal Display Corp.	1,816	$288,363
Visa, Inc., Class A	1,865	338,982
Xilinx, Inc.	3,161	263,912
Zebra Technologies Corp., Class A(a)	1,562	329,535
Total Information Technology		22,732,894

Materials (3.97%)
Air Products & Chemicals, Inc.	1,486	326,340
Ball Corp.	4,395	309,672
Carpenter Technology Corp.	5,948	218,589
Celanese Corp.	2,657	249,067
CF Industries Holdings, Inc.	6,516	240,180
Commercial Metals Co.	17,447	318,582
Ecolab, Inc.	1,691	305,141
FMC Corp.	3,634	338,325
Ingevity Corp.(a)	3,747	168,765
Innospec, Inc.	3,470	300,294
Livent Corp.(a)(b)	43,785	391,000
Martin Marietta Materials, Inc.	1,232	280,317
NewMarket Corp.	725	281,728
Packaging Corp. of America	3,139	284,456
Reliance Steel & Aluminum Co.	3,189	326,203
Vulcan Materials Co.	2,226	267,699
Warrior Met Coal, Inc.	14,583	258,411
Total Materials		4,864,769

Real Estate (0.45%)
Jernigan Capital, Inc.	16,462	294,999
RMR Group, Inc., Class A	7,006	261,044
Total Real Estate		556,043

Utilities (0.77%)
FirstEnergy Corp.	6,854	305,209
PPL Corp.	10,350	310,603
Southern Co.	5,441	328,419
Total Utilities		944,231

TOTAL COMMON STOCKS
(Cost $117,982,090)		117,952,546

LIMITED PARTNERSHIPS (2.66%)
Energy (2.66%)
Black Stone Minerals LP	21,712	192,151
BP Midstream Partners LP	21,757	289,803
Cheniere Energy Partners LP	6,859	232,520
CNX Midstream Partners LP	22,240	260,430
Energy Transfer LP	24,282	269,045
Enterprise Products Partners LP	11,370	265,376
Holly Energy Partners LP	12,621	261,760
Magellan Midstream Partners LP	4,950	270,022
MPLX LP	10,977	222,723
NGL Energy Partners LP	22,482	183,453
Oasis Midstream Partners LP	19,739	236,868
Phillips 66 Partners LP	5,676	308,604

Security Description	Shares	Value
Energy (continued)
Shell Midstream Partners LP	15,345	$262,553
Total Energy		3,255,308

TOTAL LIMITED PARTNERSHIPS
(Cost $4,583,020)		3,255,308

RIGHTS (0.01%)
Health Care (0.01%)
Bristol-Myers Squibb Co.(a)	3,600	12,060

TOTAL RIGHTS
(Cost $7,668)		12,060

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.82%)
Money Market Fund (0.91%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,113,278)	1.52%	1,113,278	1,113,278

Investments Purchased with Collateral from Securities Loaned (0.91%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $1,124,561)		1,124,561	1,124,561
TOTAL SHORT TERM INVESTMENTS
(Cost $2,237,839)			2,237,839

TOTAL INVESTMENTS (100.83%)
(Cost $124,810,617)			$123,457,753
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.83%)			(1,017,407)
NET ASSETS - 100.00%			$122,440,346

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,322,335.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (56.05%)
Communications (3.35%)
Alphabet, Inc.
2.00%, 08/15/2026	$222,000	$229,849
AT&T, Inc.
3.40%, 05/15/2025	148,000	157,758
4.10%, 02/15/2028	379,000	425,228
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	296,000	297,665
Comcast Corp.
3.60%, 03/01/2024	80,000	86,425
3.55%, 05/01/2028	222,000	247,121
4.15%, 10/15/2028	148,000	171,788
Discovery Communications LLC
2.95%, 03/20/2023	148,000	153,129
3.95%, 03/20/2028	148,000	161,914
Lamar Media Corp.
5.00%, 05/01/2023	296,000	298,957
Level 3 Financing, Inc.
5.13%, 05/01/2023	64,000	64,293
Time Warner Cable LLC
4.00%, 09/01/2021	99,000	101,781
T-Mobile USA, Inc.
4.00%, 04/15/2022	222,000	228,381
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	74,000	75,930
3.15%, 09/17/2025	41,000	44,851
VeriSign, Inc.
4.63%, 05/01/2023	222,000	224,290
Verizon Communications, Inc.
3.38%, 02/15/2025	27,000	29,251
3M US L + 1.10%, 05/15/2025(a)	123,000	125,798
4.33%, 09/21/2028	222,000	261,201
4.02%, 12/03/2029	122,000	141,827
ViacomCBS, Inc.
2.50%, 02/15/2023	124,000	127,165
3.50%, 01/15/2025	409,000	437,372
3.70%, 06/01/2028	42,000	45,435
Walt Disney Co.
3.00%, 09/15/2022	148,000	154,385
Total Communications		4,291,794

Consumer Discretionary (4.23%)
ADT Security Corp.
4.13%, 06/15/2023	99,000	100,939
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	296,000	318,334
3.40%, 12/06/2027	222,000	239,302
Amazon.com, Inc.
3.15%, 08/22/2027	447,000	490,539

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
American Honda Finance Corp.
2.60%, 11/16/2022	$166,000	$171,683
Delta Air Lines, Inc.
3.40%, 04/19/2021	222,000	226,166
eBay, Inc.
2.88%, 08/01/2021	148,000	150,371
3.45%, 08/01/2024	148,000	157,166
General Motors Financial Co., Inc.
3.20%, 07/13/2020	124,000	124,418
4.38%, 09/25/2021	74,000	76,522
3.70%, 05/09/2023	379,000	393,864
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	222,000	220,821
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	74,000	74,493
Home Depot, Inc.
2.70%, 04/01/2023	296,000	308,007
Lowe's Cos., Inc.
2.50%, 04/15/2026	148,000	153,219
3.10%, 05/03/2027	148,000	159,798
Marriott International, Inc.
4.00%, 04/15/2028	198,000	218,929
McDonald's Corp.
3.70%, 01/30/2026	222,000	244,019
3.50%, 03/01/2027	74,000	80,924
Service Corp. International
5.38%, 05/15/2024	222,000	226,625
Starbucks Corp.
3.85%, 10/01/2023	222,000	239,107
TJX Cos., Inc.
2.75%, 06/15/2021	74,000	75,324
Toyota Motor Corp.
3.42%, 07/20/2023	536,000	574,236
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(a)	222,000	222,725
3.20%, 01/11/2027	148,000	163,001
Total Consumer Discretionary		5,410,532

Consumer Staples (1.86%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	148,000	167,213
Constellation Brands, Inc.
2.70%, 05/09/2022	74,000	76,120
4.25%, 05/01/2023	222,000	239,976
4.75%, 12/01/2025	74,000	84,831
Kroger Co.
3.70%, 08/01/2027	75,000	83,530
PepsiCo, Inc.
1.70%, 10/06/2021	536,000	539,265
3.10%, 07/17/2022	222,000	230,707
Procter & Gamble Co.
2.45%, 11/03/2026	222,000	239,987

Security Description	Principal Amount	Value
Consumer Staples (continued)
Walmart, Inc.
3.40%, 06/26/2023	$206,000	$220,200
3.30%, 04/22/2024	222,000	239,012
3.70%, 06/26/2028	222,000	252,345
Total Consumer Staples		2,373,186

Energy (6.35%)
BP Capital Markets America, Inc.
3.25%, 05/06/2022	766,000	795,612
BP Capital Markets PLC
3.51%, 03/17/2025	198,000	215,429
3.72%, 11/28/2028	148,000	164,970
Chevron Corp.
2.90%, 03/03/2024	379,000	397,903
3.33%, 11/17/2025	222,000	244,022
2.95%, 05/16/2026	211,000	225,943
Concho Resources, Inc.
3.75%, 10/01/2027	148,000	153,965
ConocoPhillips Co.
4.95%, 03/15/2026	148,000	173,165
Continental Resources, Inc.
4.50%, 04/15/2023	222,000	232,698
3.80%, 06/01/2024	222,000	226,087
DCP Midstream Operating LP
5.35%, 03/15/2020(b)	148,000	148,188
Energy Transfer Operating LP
3.60%, 02/01/2023	126,000	130,654
4.25%, 03/15/2023	35,000	37,113
Enterprise Products Operating LLC
3.35%, 03/15/2023	379,000	395,853
Exxon Mobil Corp.
2.22%, 03/01/2021	379,000	380,710
3.04%, 03/01/2026	536,000	575,439
Halliburton Co.
3.80%, 11/15/2025	148,000	162,456
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	222,000	241,259
Marathon Oil Corp.
4.40%, 07/15/2027	42,000	45,963
Marathon Petroleum Corp.
3.80%, 04/01/2028	148,000	160,971
MPLX LP
4.50%, 07/15/2023	198,000	213,675
5.25%, 01/15/2025(b)	237,000	250,508
Nabors Industries, Inc.
5.00%, 09/15/2020	47,000	47,253
Newfield Exploration Co.
5.63%, 07/01/2024	222,000	241,866
ONEOK Partners LP
3.38%, 10/01/2022	379,000	392,741
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	74,000	75,729
5.63%, 04/15/2023	296,000	325,225
5.75%, 05/15/2024	148,000	166,571
Schlumberger Investment SA
3.65%, 12/01/2023	615,000	656,666
Shell International Finance BV
2.88%, 05/10/2026	222,000	236,544

Security Description	Principal Amount	Value
Energy (continued)
Williams Cos., Inc.
4.55%, 06/24/2024	$148,000	$161,666
3.90%, 01/15/2025	235,000	252,206
Total Energy		8,129,050

Financials (22.49%)
Aflac, Inc.
3.63%, 11/15/2024	296,000	323,020
Aircastle, Ltd.
5.50%, 02/15/2022	296,000	316,470
Ally Financial, Inc.
4.13%, 02/13/2022	554,000	575,778
American Express Credit Corp.
2.25%, 05/05/2021	296,000	298,591
American International Group, Inc.
4.13%, 02/15/2024	124,000	135,045
3.90%, 04/01/2026	148,000	163,992
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(a)	766,000	764,336
4.25%, 10/22/2026	379,000	423,547
Bank of Montreal
1.90%, 08/27/2021	766,000	771,885
2.35%, 09/11/2022	222,000	227,017
2.55%, 11/06/2022	148,000	152,667
Bank of New York Mellon Corp.
2.45%, 11/27/2020	496,000	499,596
3M US L + 1.05%, 10/30/2023(a)	372,000	379,683
3.25%, 05/16/2027	59,000	64,400
Barclays PLC
3M US L + 1.38%, 05/16/2024(a)	379,000	386,046
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	379,000	410,803
BNP Paribas SA
2.38%, 05/21/2020	148,000	148,249
5.00%, 01/15/2021	124,000	127,574
3.25%, 03/03/2023	198,000	208,406
Boston Properties LP
3.85%, 02/01/2023	615,000	653,676
Capital One Financial Corp.
3.50%, 06/15/2023	462,000	489,675
3.30%, 10/30/2024	99,000	105,438
3.80%, 01/31/2028	46,000	50,263
Capital One NA
2.25%, 09/13/2021	222,000	224,154
Charles Schwab Corp.
2.65%, 01/25/2023	222,000	231,268
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	89,000	92,559
3.35%, 05/03/2026	368,000	406,530
Citigroup, Inc.
2.65%, 10/26/2020	222,000	223,428
2.70%, 03/30/2021	272,000	274,903
3M US L + 1.43%, 09/01/2023(a)	379,000	386,696
4.45%, 09/29/2027	222,000	250,903

Security Description	Principal Amount	Value
Financials (continued)
CME Group, Inc.
3.75%, 06/15/2028	$74,000	$84,381
Cooperatieve Rabobank UA
4.63%, 12/01/2023	379,000	412,270
CoreCivic, Inc.
4.63%, 05/01/2023	222,000	223,043
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	123,000	124,270
3.45%, 04/16/2021	124,000	126,495
4.55%, 04/17/2026	346,000	390,649
Crown Castle International Corp.
4.88%, 04/15/2022	109,000	115,739
Deutsche Bank AG
4.25%, 10/14/2021	222,000	229,187
3.95%, 02/27/2023	148,000	154,164
Discover Bank
7.00%, 04/15/2020	123,000	123,772
3.20%, 08/09/2021	74,000	75,609
4.65%, 09/13/2028	198,000	232,592
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	123,000	130,275
GE Capital International Funding Co.
2.34%, 11/15/2020	148,000	148,420
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(a)	615,000	618,643
3M US L + 1.60%, 11/29/2023(a)	379,000	390,468
3.50%, 11/16/2026	40,000	42,992
Host Hotels & Resorts LP
4.00%, 06/15/2025	148,000	161,894
HSBC Holdings PLC
4.30%, 03/08/2026	198,000	220,210
3.90%, 05/25/2026	296,000	324,352
3M US L + 1.38%, 09/12/2026(a)	222,000	227,152
4.38%, 11/23/2026	148,000	160,952
Huntington Bancshares, Inc.
3.15%, 03/14/2021	296,000	299,922
4.00%, 05/15/2025	42,000	46,841
Huntington National Bank
3.25%, 05/14/2021	296,000	301,877
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	148,000	162,396
3.10%, 09/15/2027	192,000	206,901
3.75%, 09/21/2028	222,000	249,384
International Lease Finance Corp.
8.25%, 12/15/2020	568,000	595,374
5.88%, 08/15/2022	198,000	216,125
Iron Mountain, Inc.
6.00%, 08/15/2023	41,000	41,803
JPMorgan Chase & Co.
3.38%, 05/01/2023	296,000	310,713
3M US L + 1.23%, 10/24/2023(a)	886,000	900,317

Security Description	Principal Amount	Value
Financials (continued)
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	$198,000	$209,504
KeyCorp
5.10%, 03/24/2021	462,000	478,380
Lincoln National Corp.
3.35%, 03/09/2025	296,000	317,314
3.80%, 03/01/2028	74,000	82,999
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(a)	379,000	382,270
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(a)	462,000	462,841
MetLife, Inc.
3.60%, 04/10/2024	370,000	403,900
6.50%, 12/15/2032	42,000	62,093
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	296,000	329,389
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	222,000	228,433
3M US L + 1.00%, 09/11/2024(a)	766,000	773,558
3.17%, 09/11/2027	74,000	79,838
Morgan Stanley
3M US L + 1.40%, 10/24/2023(a)	766,000	781,363
5.00%, 11/24/2025	462,000	533,504
National Australia Bank, Ltd.
2.50%, 07/12/2026	74,000	77,153
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	296,000	316,543
Prudential Financial, Inc.
4.50%, 11/16/2021	148,000	155,422
Royal Bank of Canada
2.15%, 10/26/2020	222,000	222,817
Royal Bank of Scotland Group PLC
3M US L + 1.48%, 05/15/2023(a)	296,000	306,259
3M US L + 1.47%, 05/15/2023(a)	379,000	383,134
Simon Property Group LP
3.38%, 10/01/2024	74,000	79,491
3.38%, 12/01/2027	148,000	162,773
Starwood Property Trust, Inc.
5.00%, 12/15/2021	198,000	196,222
State Street Corp.
3.30%, 12/16/2024	222,000	240,375
3.55%, 08/18/2025	99,000	109,132
Toronto-Dominion Bank
3.15%, 09/17/2020	379,000	382,189
Truist Bank
2.25%, 06/01/2020	222,000	222,273
3.30%, 05/15/2026	296,000	320,194
Truist Financial Corp.
2.63%, 06/29/2020	124,000	124,306

Security Description	Principal Amount	Value
Financials (continued)
UBS Group AG
3.49%, 05/23/2023(b)	$148,000	$153,914
4.13%, 09/24/2025(b)	124,000	138,316
4.13%, 04/15/2026(b)	74,000	82,575
US Bancorp
2.63%, 01/24/2022	148,000	151,570
3.00%, 03/15/2022	296,000	305,435
Visa, Inc.
3.15%, 12/14/2025	222,000	241,298
2.75%, 09/15/2027	198,000	211,175
Wells Fargo & Co.
2.55%, 12/07/2020	148,000	149,050
3M US L + 0.93%, 02/11/2022(a)	148,000	149,049
3M US L + 1.23%, 10/31/2023(a)	222,000	225,152
3.00%, 04/22/2026	148,000	156,958
Westpac Banking Corp.
2.10%, 05/13/2021	262,000	264,008
3.65%, 05/15/2023	222,000	236,866
2.70%, 08/19/2026	74,000	78,004
Total Financials		28,782,819

Health Care (5.20%)
AbbVie, Inc.
2.90%, 11/06/2022	462,000	476,971
3.60%, 05/14/2025	74,000	79,874
Aetna, Inc.
3.50%, 11/15/2024	222,000	237,852
Allergan Funding SCS
3.00%, 03/12/2020	536,000	536,154
3.85%, 06/15/2024	246,000	266,856
Amgen, Inc.
3.63%, 05/22/2024	296,000	319,918
Anthem, Inc.
3.50%, 08/15/2024	74,000	79,125
Becton Dickinson and Co.
3M US L + 0.875%, 12/29/2020(a)	124,000	124,079
Centene Corp.
4.75%, 05/15/2022	296,000	300,138
Cigna Corp.
4.75%, 11/15/2021(b)	198,000	208,280
3.00%, 07/15/2023(b)	379,000	394,337
4.38%, 10/15/2028	166,000	189,162
CVS Health Corp.
3M US L + 0.63%, 03/09/2020(a)	4,000	4,000
4.00%, 12/05/2023	124,000	133,239
Eli Lilly & Co.
2.75%, 06/01/2025	50,000	53,598
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(b)	296,000	298,605
Gilead Sciences, Inc.
4.40%, 12/01/2021	148,000	155,540
2.50%, 09/01/2023	148,000	153,412
Johnson & Johnson
2.45%, 03/01/2026	379,000	399,109

Security Description	Principal Amount	Value
Health Care (continued)
Medtronic, Inc.
3.50%, 03/15/2025	$108,000	$118,539
Merck & Co., Inc.
2.80%, 05/18/2023	746,000	778,938
Pfizer, Inc.
3.20%, 09/15/2023	319,000	339,192
3.00%, 12/15/2026	148,000	161,291
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	124,000	137,143
UnitedHealth Group, Inc.
2.88%, 03/15/2023	222,000	231,597
3.75%, 07/15/2025	296,000	328,278
3.10%, 03/15/2026	131,000	141,072
Total Health Care		6,646,299

Industrials (4.10%)
Boeing Co.
3.45%, 11/01/2028	222,000	240,431
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	222,000	230,142
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	42,000	42,727
2.40%, 06/06/2022	222,000	226,909
CNH Industrial Capital LLC
4.88%, 04/01/2021	222,000	229,566
CNH Industrial NV
4.50%, 08/15/2023	296,000	322,452
CSX Corp.
3.40%, 08/01/2024	222,000	237,730
2.60%, 11/01/2026	74,000	77,996
FedEx Corp.
3.40%, 02/15/2028	222,000	238,061
General Dynamics Corp.
3.50%, 05/15/2025	289,000	317,648
2.63%, 11/15/2027	222,000	235,584
General Electric Co.
2.70%, 10/09/2022	148,000	151,292
Honeywell International, Inc.
2.50%, 11/01/2026	222,000	236,317
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(a)	148,000	148,086
2.65%, 06/24/2024	296,000	311,775
Lockheed Martin Corp.
3.55%, 01/15/2026	222,000	246,261
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,712
3.25%, 01/15/2028	222,000	239,725
Textron, Inc.
3.65%, 03/01/2021	63,000	64,096
3.65%, 03/15/2027	198,000	213,205
United Parcel Service, Inc.
2.50%, 04/01/2023	449,000	464,939
2.40%, 11/15/2026	46,000	47,899
United Technologies Corp.
2.80%, 05/04/2024	296,000	314,744
WESCO Distribution, Inc.
5.38%, 12/15/2021	148,000	148,824

Security Description	Principal Amount	Value
Industrials (continued)
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	$222,000	$227,502
Total Industrials		5,249,623

Materials (2.44%)
3M Co.
3.25%, 02/14/2024	615,000	656,102
Ashland LLC
4.75%, 08/15/2022	26,000	27,105
Ball Corp.
4.00%, 11/15/2023	222,000	228,669
Celanese US Holdings LLC
5.88%, 06/15/2021	148,000	155,768
4.63%, 11/15/2022	148,000	159,528
Dow Chemical Co.
3.00%, 11/15/2022	222,000	231,735
Glencore Funding LLC
3.00%, 10/27/2022(b)	379,000	387,783
Graphic Packaging International LLC
4.75%, 04/15/2021	148,000	150,645
International Paper Co.
3.00%, 02/15/2027	148,000	158,997
LyondellBasell Industries NV
5.75%, 04/15/2024	222,000	254,741
Nutrien, Ltd.
3.50%, 06/01/2023	222,000	234,230
Sherwin-Williams Co.
3.45%, 08/01/2025	222,000	239,195
3.45%, 06/01/2027	148,000	161,458
Steel Dynamics, Inc.
5.50%, 10/01/2024	74,000	76,238
Total Materials		3,122,194

Technology (4.01%)
Apple, Inc.
2.40%, 05/03/2023	379,000	391,523
3.45%, 05/06/2024	222,000	240,498
2.75%, 01/13/2025	99,000	104,771
3.20%, 05/11/2027	222,000	243,200
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	148,000	150,905
3.63%, 01/15/2024	222,000	233,168
Cisco Systems, Inc.
2.20%, 09/20/2023	148,000	151,990
Corning, Inc.
2.90%, 05/15/2022	74,000	76,168
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(b)	222,000	228,773
5.88%, 06/15/2021(b)	30,000	30,216
Flex, Ltd.
5.00%, 02/15/2023	296,000	321,673
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(a)	568,000	568,784
Intel Corp.
2.60%, 05/19/2026	222,000	232,613

Security Description	Principal Amount	Value
Technology (continued)
International Business Machines Corp.
2.50%, 01/27/2022	$379,000	$387,754
3.63%, 02/12/2024	222,000	239,627
Microsoft Corp.
3.45%, 08/08/2036	198,000	228,855
Moody's Corp.
4.50%, 09/01/2022	46,000	48,994
NCR Corp.
5.00%, 07/15/2022	74,000	74,463
Oracle Corp.
3.40%, 07/08/2024	222,000	238,312
QUALCOMM, Inc.
2.60%, 01/30/2023	296,000	305,311
2.90%, 05/20/2024	289,000	304,371
S&P Global, Inc.
4.00%, 06/15/2025	222,000	249,799
Xerox Corp.
3.50%, 08/20/2020	74,000	74,142
Total Technology		5,125,910

Utilities (2.02%)
AES Corp.
4.50%, 03/15/2023	222,000	221,357
Alabama Power Co.
3.55%, 12/01/2023	124,000	133,196
CMS Energy Corp.
3.60%, 11/15/2025	124,000	135,591
Consumers Energy Co.
3.38%, 08/15/2023	148,000	158,064
3.13%, 08/31/2024	148,000	159,173
Dominion Energy, Inc.
4.25%, 06/01/2028	198,000	226,110
Duke Energy Carolinas LLC
2.95%, 12/01/2026	148,000	158,748
Duke Energy Corp.
1.80%, 09/01/2021	462,000	464,692
Exelon Corp.
3.50%, 06/01/2022	148,000	153,600
3.40%, 04/15/2026	123,000	132,976
Exelon Generation Co. LLC
4.25%, 06/15/2022	74,000	77,949
Southern Co.
2.95%, 07/01/2023	379,000	395,041
Southwestern Electric Power Co.
4.10%, 09/15/2028	148,000	169,690
Total Utilities		2,586,187

TOTAL CORPORATE BONDS
(Cost $67,671,592)		71,717,594

GOVERNMENT BONDS (25.75%)
United States Treasury Bond
2.75%, 02/15/2028	7,649,000	8,633,809
3.88%, 08/15/2040	1,073,300	1,518,971
2.75%, 11/15/2047	1,450,000	1,795,253

Security Description	Principal Amount	Value
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)	$412,331	$587,232
United States Treasury Note
2.88%, 11/15/2021	3,823,000	3,948,069
2.88%, 10/31/2023	2,290,000	2,452,760
3.00%, 10/31/2025	3,823,000	4,248,458
United States Treasury Strip Principal
0.00%, 02/15/2038(d)	3,823,000	2,982,989
0.00%, 08/15/2039(d)	4,589,000	3,448,411
0.00%, 11/15/2046(d)	2,290,000	1,444,952
0.00%, 05/15/2048(d)	3,056,000	1,887,827
TOTAL GOVERNMENT BONDS
(Cost $27,848,382)		32,948,731

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (17.64%)
State Street Institutional Treasury Plus Money Market Fund	1.52%	22,578,511	22,578,511
TOTAL SHORT TERM INVESTMENTS
(Cost $22,578,511)			22,578,511

TOTAL INVESTMENTS (99.43%)
(Cost $118,098,485)			$127,244,836
OTHER ASSETS IN EXCESS OF LIABILITIES (0.57%)			716,541
NET ASSETS - 100.00%			$127,961,377

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of February 29, 2020 was 1.46%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 29, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,548,997, representing 1.99% of net assets.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (81.14%)
Communications (15.38%)
AMC Networks, Inc.
4.75%, 08/01/2025	$100,000	$99,878
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	140,000	145,817
5.00%, 02/01/2028(a)	50,000	52,093
CenturyLink, Inc.
6.45%, 06/15/2021	180,000	187,101
7.50%, 04/01/2024	35,000	39,185
CSC Holdings LLC
5.38%, 07/15/2023(a)	140,000	143,708
DISH DBS Corp.
5.88%, 07/15/2022	105,000	109,749
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	70,000	73,842
6.63%, 08/01/2026	70,000	77,206
Lamar Media Corp.
5.75%, 02/01/2026	70,000	72,933
Level 3 Financing, Inc.
5.38%, 01/15/2024	105,000	105,046
Netflix, Inc.
5.50%, 02/15/2022	130,000	136,624
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	35,000	34,564
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	105,000	106,006
Sprint Communications, Inc.
6.00%, 11/15/2022	150,000	161,157
Sprint Corp.
7.88%, 09/15/2023	70,000	80,121
7.13%, 06/15/2024	70,000	79,567
T-Mobile USA, Inc.
6.50%, 01/15/2024	180,000	184,723
Univision Communications, Inc.
5.13%, 05/15/2023(a)	70,000	67,690
VeriSign, Inc.
4.75%, 07/15/2027	70,000	73,047
ViacomCBS, Inc.
3M US L + 3.895%, 02/28/2057(b)	115,000	117,516
Virgin Media Finance PLC
6.00%, 10/15/2024(a)	105,000	107,613
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	70,000	71,721
5.75%, 01/15/2027(a)	70,000	71,774
Ziggo BV
5.50%, 01/15/2027(a)	105,000	108,348
Total Communications		2,507,029

Security Description	Principal Amount	Value
Consumer Discretionary (13.18%)
ADT Security Corp.
6.25%, 10/15/2021	$140,000	$146,235
Aramark Services, Inc.
5.00%, 02/01/2028(a)	100,000	104,685
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	31,000	31,090
Boyd Gaming Corp.
6.38%, 04/01/2026	105,000	109,657
Builders FirstSource, Inc.
6.75%, 06/01/2027(a)	45,000	48,616
Dana, Inc.
5.50%, 12/15/2024	105,000	106,396
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	50,000	49,280
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	200,000	209,870
Hertz Corp.
7.63%, 06/01/2022(a)	10,000	10,100
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	70,000	70,466
International Game Technology PLC
6.25%, 02/15/2022(a)	140,000	144,476
KB Home
7.50%, 09/15/2022	92,000	103,529
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	70,000	70,697
L Brands, Inc.
5.63%, 02/15/2022	48,000	50,370
Penske Automotive Group, Inc.
5.50%, 05/15/2026	100,000	102,435
PulteGroup, Inc.
5.00%, 01/15/2027	70,000	77,014
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	100,000	106,285
Service Corp. International
4.63%, 12/15/2027	120,000	125,979
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	125,000	129,167
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	70,000	69,236
Toll Brothers Finance Corp.
4.88%, 03/15/2027	70,000	76,565
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	70,000	68,862
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	140,000	138,192
Total Consumer Discretionary		2,149,202

Security Description	Principal Amount	Value
Consumer Staples (4.54%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.63%, 06/15/2024	$100,000	$102,999
B&G Foods, Inc.
5.25%, 04/01/2025	70,000	69,270
Energizer Holdings, Inc.
6.38%, 07/15/2026(a)	105,000	109,111
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	70,000	71,525
Post Holdings, Inc.
5.50%, 03/01/2025(a)	70,000	73,034
Spectrum Brands, Inc.
5.75%, 07/15/2025	200,000	205,498
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	105,000	108,631
Total Consumer Staples		740,068

Energy (9.16%)
Antero Resources Corp.
5.38%, 11/01/2021	125,000	104,772
Callon Petroleum Co.
6.38%, 07/01/2026	70,000	54,624
CNX Resources Corp.
5.88%, 04/15/2022	68,000	62,818
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	70,000	67,549
DCP Midstream Operating LP
5.38%, 07/15/2025	100,000	105,001
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	70,000	69,463
Murphy Oil Corp.
5.75%, 08/15/2025	105,000	102,150
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	130,000	108,279
Parkland Fuel Corp.
6.00%, 04/01/2026(a)	105,000	109,919
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	105,000	105,264
Peabody Energy Corp.
6.00%, 03/31/2022(a)	70,000	59,990
Range Resources Corp.
5.00%, 08/15/2022	115,000	94,588
SM Energy Co.
6.13%, 11/15/2022	70,000	62,847
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	70,000	71,256
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	105,000	108,357
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	105,000	101,795

Security Description	Principal Amount	Value
Energy (continued)
WPX Energy, Inc.
5.75%, 06/01/2026	$105,000	$104,425
Total Energy		1,493,097

Financials (7.89%)
Ally Financial, Inc.
5.75%, 11/20/2025	140,000	157,615
CIT Group, Inc.
5.00%, 08/15/2022	166,000	173,970
5.25%, 03/07/2025	55,000	60,477
Iron Mountain, Inc.
5.75%, 08/15/2024	105,000	106,049
iStar, Inc.
5.25%, 09/15/2022	105,000	107,133
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	70,000	76,491
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	70,000	75,921
Navient Corp.
8.00%, 03/25/2020	18,000	18,094
6.50%, 06/15/2022	125,000	130,625
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	105,000	111,805
Quicken Loans, Inc.
5.25%, 01/15/2028(a)	100,000	103,702
Springleaf Finance Corp.
5.63%, 03/15/2023	110,000	113,646
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	51,146
Total Financials		1,286,674

Health Care (5.25%)
Avantor, Inc.
6.00%, 10/01/2024(a)	105,000	110,425
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	28,000	28,047
6.13%, 04/15/2025(a)	35,000	35,762
9.00%, 12/15/2025(a)	50,000	55,798
Centene Corp.
6.13%, 02/15/2024	140,000	144,368
DaVita, Inc.
5.00%, 05/01/2025	140,000	142,357
Encompass Health Corp.
5.75%, 11/01/2024	61,000	61,666
HCA, Inc.
5.88%, 05/01/2023	160,000	175,133
Hologic, Inc.
4.38%, 10/15/2025(a)	50,000	51,027
Tenet Healthcare Corp.
8.13%, 04/01/2022	35,000	37,983
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	13,000	12,635
Total Health Care		855,201

Security Description	Principal Amount	Value
Industrials (7.14%)
Anixter, Inc.
5.50%, 03/01/2023	$105,000	$111,344
Arconic, Inc.
5.13%, 10/01/2024	100,000	107,370
Bombardier, Inc.
6.13%, 01/15/2023(a)	70,000	70,300
Covanta Holding Corp.
5.88%, 03/01/2024	105,000	106,487
H&E Equipment Services, Inc.
5.63%, 09/01/2025	50,000	52,250
Terex Corp.
5.63%, 02/01/2025(a)	140,000	142,275
United Rentals North America, Inc.
5.88%, 09/15/2026	200,000	210,995
WESCO Distribution, Inc.
5.38%, 06/15/2024	105,000	108,456
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	149,000	149,176
6.75%, 08/15/2024(a)	100,000	105,708
Total Industrials		1,164,361

Materials (9.80%)
AK Steel Corp.
7.63%, 10/01/2021	100,000	100,095
7.50%, 07/15/2023	119,000	123,413
Ball Corp.
4.88%, 03/15/2026	70,000	77,129
Berry Global, Inc.
4.88%, 07/15/2026(a)	50,000	50,954
Chemours Co.
7.00%, 05/15/2025	140,000	130,842
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	50,000	51,608
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	70,000	72,113
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	105,000	105,775
Graphic Packaging International LLC
4.75%, 07/15/2027(a)	100,000	109,285
Koppers, Inc.
6.00%, 02/15/2025(a)	70,000	69,124
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	70,000	69,891
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	105,000	99,978
OCI NV
6.63%, 04/15/2023(a)	70,000	72,765
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	105,000	108,337
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	25,000	14,370

Security Description	Principal Amount	Value
Materials (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	$135,000	$136,631
Sealed Air Corp.
5.25%, 04/01/2023(a)	70,000	73,967
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	50,000	45,124
United States Steel Corp.
6.88%, 08/15/2025	100,000	86,792
Total Materials		1,598,193

Technology (5.88%)
Amkor Technology, Inc.
6.63%, 09/15/2027(a)	50,000	54,092
CommScope Technologies LLC
6.00%, 06/15/2025(a)	70,000	65,800
CommScope, Inc.
5.50%, 03/01/2024(a)	100,000	101,969
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	69,000	69,497
7.13%, 06/15/2024(a)	35,000	36,662
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	105,000	109,681
MSCI, Inc.
5.38%, 05/15/2027(a)	70,000	75,063
NCR Corp.
5.00%, 07/15/2022	119,000	119,744
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	105,000	104,845
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	70,000	70,962
Seagate HDD Cayman
4.75%, 01/01/2025	25,000	26,450
Western Digital Corp.
4.75%, 02/15/2026	70,000	72,406
Xerox Corp.
4.13%, 03/15/2023	50,000	51,110
Total Technology		958,281

Utilities (2.92%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	105,000	109,937
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	70,000	81,277
NRG Energy, Inc.
6.63%, 01/15/2027	125,000	130,559
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	105,000	104,161

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
5.00%, 07/31/2027(a)	$50,000	$50,592
Total Utilities		476,526

TOTAL CORPORATE BONDS
(Cost $13,044,555)		13,228,632

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (17.72%)
State Street Institutional Treasury Plus Money Market Fund	1.52%	2,889,736	2,889,736
TOTAL SHORT TERM INVESTMENTS
(Cost $2,889,736)			2,889,736

TOTAL INVESTMENTS (98.86%)
(Cost $15,934,291)			$16,118,368
OTHER ASSETS IN EXCESS OF LIABILITIES (1.14%)			185,845
NET ASSETS - 100.00%			$16,304,213

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of February 29, 2020 was 1.46%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,313,004, representing 32.59% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 29, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.61%)
Communication Services (7.70%)
Alphabet, Inc., Class A(a)	929	$1,244,163
Alphabet, Inc., Class C(a)	935	1,252,274
AT&T, Inc.	54,094	1,905,191
Facebook, Inc., Class A(a)	9,171	1,765,142
TripAdvisor, Inc.	14,430	338,384
Verizon Communications, Inc.	26,206	1,419,317
Walt Disney Co.	4,030	474,129
Total Communication Services		8,398,600

Consumer Discretionary (14.43%)
Amazon.com, Inc.(a)	1,858	3,500,007
Best Buy Co., Inc.	11,621	879,129
Dana, Inc.	44,551	640,643
Domino's Pizza, Inc.	3,670	1,245,818
Expedia Group, Inc.	6,516	642,608
H&R Block, Inc.(b)	30,484	630,104
Home Depot, Inc.	8,844	1,926,577
Kohl's Corp.	14,552	569,711
Macy's, Inc.	51,803	685,354
Modine Manufacturing Co.(a)	44,519	332,112
NIKE, Inc., Class B	13,181	1,178,118
NVR, Inc.(a)	164	601,418
Six Flags Entertainment Corp.	10,307	260,561
Thor Industries, Inc.(b)	9,893	746,031
Tiffany & Co.	7,813	1,043,739
Tupperware Brands Corp.	36,545	104,153
Yum! Brands, Inc.	8,414	750,949
Total Consumer Discretionary		15,737,032

Consumer Staples (4.33%)
Coca-Cola Co.	9,976	533,616
Molson Coors Beverage Co., Class B	12,053	597,949
Philip Morris International, Inc.	7,073	579,067
Procter & Gamble Co.	15,858	1,795,601
Walmart, Inc.	11,301	1,216,892
Total Consumer Staples		4,723,125

Energy (4.77%)
Chevron Corp.	20,469	1,910,576
Exxon Mobil Corp.	27,788	1,429,415
Marathon Petroleum Corp.	2,911	138,040
Occidental Petroleum Corp.	13,953	456,821
ONEOK, Inc.	12,804	854,283
Phillips 66	5,491	411,056
Total Energy		5,200,191

Financials (8.14%)
Bank of America Corp.	59,905	1,707,292
Berkshire Hathaway, Inc., Class B(a)	5,017	1,035,208

Security Description	Shares	Value
Financials (continued)
Everest Re Group, Ltd.	2,551	$632,342
JPMorgan Chase & Co.	22,424	2,603,651
M&T Bank Corp.	612	85,912
Navient Corp.	61,496	690,600
Principal Financial Group, Inc.	14,280	633,889
Synchrony Financial	27,349	795,856
Wells Fargo & Co.	16,882	689,630
Total Financials		8,874,380

Health Care (16.45%)
AbbVie, Inc.	18,807	1,611,948
Agilent Technologies, Inc.	12,837	989,348
Amgen, Inc.	6,718	1,341,786
Baxter International, Inc.	11,449	955,648
Bristol-Myers Squibb Co.	24,618	1,453,939
Eli Lilly & Co.	11,135	1,404,457
Five Star Senior Living, Inc.(a)	5,835	27,658
IDEXX Laboratories, Inc.(a)	2,274	578,756
Johnson & Johnson	16,501	2,219,054
Medtronic PLC	13,873	1,396,595
Merck & Co., Inc.	17,894	1,369,965
Pfizer, Inc.	48,166	1,609,708
Thermo Fisher Scientific, Inc.	4,696	1,365,597
UnitedHealth Group, Inc.	1,563	398,502
Waters Corp.(a)	310	60,416
Zoetis, Inc.	8,615	1,147,776
Total Health Care		17,931,153

Industrials (6.46%)
AO Smith Corp.	9,702	383,714
Boeing Co.	4,811	1,323,554
Eaton Corp. PLC	1,887	171,189
General Electric Co.	40,255	437,974
Lennox International, Inc.	3,457	788,645
Matson, Inc.	17,858	593,064
Nordson Corp.	5,962	866,279
Rockwell Automation, Inc.	5,666	1,039,711
Roper Technologies, Inc.	2,721	956,976
Ryder System, Inc.	12,561	477,821
Total Industrials		7,038,927

Information Technology (23.91%)
Accenture PLC, Class A	6,044	1,091,486
Apple, Inc.	22,836	6,242,449
Broadcom, Inc.	4,709	1,283,768
Cadence Design Systems, Inc.(a)	13,044	862,730
Cisco Systems, Inc.	11,254	449,372
Citrix Systems, Inc.	8,848	914,795
CommVault Systems, Inc.(a)	21,201	884,082
Intel Corp.	11,551	641,311
Intuit, Inc.	4,153	1,104,075
j2 Global, Inc.(b)	9,367	818,020
KLA Corp.	6,541	1,005,417
Lam Research Corp.	3,085	905,232
Mastercard, Inc., Class A	2,161	627,230
Microsoft Corp.	42,721	6,921,229
National Instruments Corp.	19,078	768,462

Security Description	Shares	Value
Information Technology (continued)
Visa, Inc.	8,501	$1,545,142
Total Information Technology		26,064,800

Materials (1.58%)
CF Industries Holdings, Inc.	16,718	616,226
LyondellBasell Industries NV, Class A	8,606	614,985
Westrock Co.	14,769	491,069
Total Materials		1,722,280

Real Estate (5.82%)
CoreCivic, Inc.	34,500	510,945
Diversified Healthcare Trust	86,144	541,846
Iron Mountain, Inc.	18,007	547,593
Kimco Realty Corp.	31,474	546,074
Macerich Co.	20,033	409,074
RMR Group, Inc., Class A	9,577	356,839
Service Properties Trust	34,801	629,202
SITE Centers Corp.	60,186	692,741
Tanger Factory Outlet Centers, Inc.	40,905	490,042
The GEO Group, Inc.	37,559	549,864
Uniti Group, Inc.	65,119	635,561
Washington Prime Group, Inc.(b)	160,186	440,511
Total Real Estate		6,350,292

Utilities (6.02%)
Consolidated Edison, Inc.	9,332	735,548
Dominion Energy, Inc.	17,942	1,402,706
Duke Energy Corp.	13,197	1,210,165
Evergy, Inc.	12,576	821,842
PPL Corp.	38,943	1,168,679
Southern Co.	20,265	1,223,195
Total Utilities		6,562,135

TOTAL COMMON STOCKS
(Cost $112,868,803)		108,602,915

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $182,333)	1.52%	182,333	$182,333

Investments Purchased with Collateral from Securities Loaned (1.05%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $1,145,292)		1,145,292	1,145,292
TOTAL SHORT TERM INVESTMENTS
(Cost $1,327,625)			1,327,625

TOTAL INVESTMENTS (100.83%)
(Cost $114,196,428)			$109,930,540
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.83%)			(907,602)
NET ASSETS - 100.00%			$109,022,938

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,752,957.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.35%)
Communication Services (10.52%)
Alphabet, Inc., Class A(a)	1,526	$2,043,696
Alphabet, Inc., Class C(a)	1,556	2,083,997
AT&T, Inc.	19,260	678,337
Comcast Corp., Class A	27,892	1,127,674
Discovery, Inc., Class C(a)	21,584	541,758
EW Scripps Co., Class A	47,401	564,072
Facebook, Inc., Class A(a)	11,639	2,240,158
Netflix, Inc.(a)	713	263,118
News Corp., Class A	37,588	453,875
News Corp., Class B	35,734	444,531
Verizon Communications, Inc.	10,498	568,572
ViacomCBS, Inc.	10,761	264,828
Walt Disney Co.	4,484	527,543
Total Communication Services		11,802,159

Consumer Discretionary (15.17%)
Aaron's, Inc.	8,345	328,209
Amazon.com, Inc.(a)	1,807	3,403,936
Booking Holdings, Inc.(a)	309	523,959
Dine Brands Global, Inc.	6,384	522,530
Dollar General Corp.	4,066	611,120
Dollar Tree, Inc.(a)	5,858	486,390
Domino's Pizza, Inc.	2,584	877,165
Expedia Group, Inc.	4,372	431,167
Fossil Group, Inc.(a)	38,016	174,494
Fox Factory Holding Corp.(a)	7,040	446,336
General Motors Co.	18,476	563,518
Genuine Parts Co.	6,185	539,579
Home Depot, Inc.	6,235	1,358,232
Kohl's Corp.	10,271	402,110
Macy's, Inc.(b)	25,408	336,148
MarineMax, Inc.(a)	31,165	527,624
McDonald's Corp.	5,136	997,257
MGM Resorts International	19,522	479,460
NIKE, Inc., Class B	10,822	967,270
PulteGroup, Inc.	16,457	661,571
Starbucks Corp.	5,739	450,110
Target Corp.	8,290	853,870
Wynn Resorts, Ltd.	5,428	586,115
Yum! Brands, Inc.	5,452	486,591
Total Consumer Discretionary		17,014,761

Consumer Staples (4.39%)
Altria Group, Inc.	18,886	762,428
Coca-Cola Co.	11,406	610,107
Colgate-Palmolive Co.	10,103	682,660
PepsiCo, Inc.	8,658	1,143,116
Philip Morris International, Inc.	2,536	207,622
Procter & Gamble Co.	6,954	787,401
Unilever NV	8,324	439,174
Walmart, Inc.	2,734	294,397
Total Consumer Staples		4,926,905

Security Description	Shares	Value
Energy (5.36%)
Baker Hughes Co.	25,775	$414,720
Chevron Corp.	5,035	469,967
Exxon Mobil Corp.	22,871	1,176,484
Kinder Morgan, Inc.	32,003	613,498
Marathon Petroleum Corp.	12,574	596,259
National Oilwell Varco, Inc.	22,617	423,164
Noble Corp. PLC(a)(b)	230,978	161,962
Occidental Petroleum Corp.	11,435	374,382
Phillips 66	6,712	502,460
Schlumberger Ltd.	18,512	501,490
Transocean, Ltd.(a)(b)	74,341	249,042
Valero Energy Corp.	7,968	527,880
Total Energy		6,011,308

Financials (9.41%)
American Express Co.	4,855	533,710
Bank of America Corp.	34,616	986,556
Banner Corp.	9,761	445,492
Berkshire Hathaway, Inc., Class B(a)	7,764	1,602,024
Brighthouse Financial, Inc.(a)	17,766	636,733
Citigroup, Inc.	16,470	1,045,186
Enova International, Inc.(a)	23,203	445,962
Goldman Sachs Group, Inc.	3,786	760,115
JPMorgan Chase & Co.	16,760	1,946,004
Prudential Financial, Inc.	7,812	589,415
S&P Global, Inc.	2,847	757,046
SEI Investments Co.	5,244	286,899
Wells Fargo & Co.	12,616	515,364
Total Financials		10,550,506

Health Care (10.89%)
Abbott Laboratories	12,390	954,402
AbbVie, Inc.	12,775	1,094,945
Allergan PLC	4,293	818,546
Cerner Corp.	7,596	526,175
Cigna Corp.	4,513	825,608
Danaher Corp.	5,871	848,829
Eli Lilly & Co.	5,672	715,410
Gilead Sciences, Inc.	10,387	720,442
IQVIA Holdings, Inc.(a)	3,815	532,154
Johnson & Johnson	13,620	1,831,618
McKesson Corp.	4,121	576,363
Medtronic PLC	5,665	570,296
Merck & Co., Inc.	6,929	530,484
Pfizer, Inc.	13,536	452,373
UnitedHealth Group, Inc.	2,422	617,513
Zimmer Biomet Holdings, Inc.	4,390	597,699
Total Health Care		12,212,857

Industrials (11.91%)
3M Co.	3,872	577,857
AECOM(a)	16,433	738,499
AGCO Corp.	8,739	528,098
Albany International Corp., Class A	7,245	464,187
Arconic, Inc.	21,840	641,004
Boeing Co.	3,377	929,046
Cornerstone Building Brands, Inc.(a)	83,136	611,050
CSX Corp.	10,646	750,011

Security Description	Shares	Value
Industrials (continued)
Encore Wire Corp.	10,550	$516,634
Expeditors International of Washington, Inc.	7,709	542,868
Fluor Corp.	16,582	154,544
General Electric Co.	72,194	785,471
Hillenbrand, Inc.	13,980	327,132
Hubbell, Inc.	4,468	595,316
Lockheed Martin Corp.	1,643	607,696
Nordson Corp.	4,086	593,696
Norfolk Southern Corp.	3,904	711,894
Roper Technologies, Inc.	1,786	628,136
UniFirst Corp.	2,371	440,556
Union Pacific Corp.	5,616	897,493
United Rentals, Inc.(a)	4,771	632,062
United Technologies Corp.	5,249	685,467
Total Industrials		13,358,717

Information Technology (20.95%)
Adobe, Inc.(a)	851	293,697
Alliance Data Systems Corp.	3,669	315,094
Apple, Inc.	18,318	5,007,409
Avnet, Inc.	13,184	404,485
Broadcom, Inc.	3,273	892,285
CACI International, Inc., Class A(a)	2,560	627,251
Cisco Systems, Inc.	10,117	403,972
Cognizant Technology Solutions Corp., Class A	10,282	626,482
ePlus, Inc.(a)	7,130	540,169
HP, Inc.	21,232	441,413
Insight Enterprises, Inc.(a)	8,630	475,427
Intel Corp.	12,344	685,339
LogMeIn, Inc.	7,772	662,446
Mastercard, Inc., Class A	4,316	1,252,719
Micron Technology, Inc.(a)	15,470	813,103
Microsoft Corp.	31,892	5,166,823
NVIDIA Corp.	3,822	1,032,208
Oracle Corp.	3,855	190,668
PayPal Holdings, Inc.(a)	4,991	538,978
QUALCOMM, Inc.	8,237	644,957
Tech Data Corp.(a)	5,979	851,350
Virtusa Corp.(a)	16,751	738,887
Visa, Inc.	4,905	891,533
Total Information Technology		23,496,695

Materials (4.47%)
Celanese Corp.	4,999	468,606
CF Industries Holdings, Inc.	11,291	416,186
Eastman Chemical Co.	7,628	469,198
Linde PLC	3,531	674,456
NewMarket Corp.	1,310	509,053
Olin Corp.	28,389	459,618
Packaging Corp. of America	5,176	469,049
PolyOne Corp.	17,550	434,538
PPG Industries, Inc.	5,452	569,462
Westrock Co.	16,206	538,850
Total Materials		5,009,016

Real Estate (2.34%)
American Tower Corp.	3,860	875,448
Lexington Realty Trust	55,719	577,806

Security Description	Shares	Value
Real Estate (continued)
Pennsylvania Real Estate Investment Trust	93,524	$220,717
RMR Group, Inc., Class A	12,533	466,979
Vornado Realty Trust	8,960	480,077
Total Real Estate		2,621,027

Utilities (3.94%)
American Electric Power Co., Inc.	7,415	661,863
Avangrid, Inc.	10,187	506,192
Avista Corp.	11,497	542,084
Dominion Energy, Inc.	9,480	741,147
Evergy, Inc.	8,624	563,578
Exelon Corp.	14,776	636,993
NextEra Energy, Inc.	3,057	772,687
Total Utilities		4,424,544

TOTAL COMMON STOCKS
(Cost $114,752,344)		111,428,495

EXCHANGE TRADED FUNDS (0.43%)
(0.43%)
iShares Core S&P Total US Stock Market ETF(b)	7,197	480,400

TOTAL EXCHANGE TRADED FUNDS
(Cost $523,427)		480,400

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.56%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $46,714)	1.52%	46,714	46,714

Investments Purchased with Collateral from Securities Loaned (0.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $579,671)		579,671	579,671
TOTAL SHORT TERM INVESTMENTS
(Cost $626,385)			626,385

TOTAL INVESTMENTS (100.33%)
(Cost $115,902,156)			$112,535,280
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.33%)			(374,986)
NET ASSETS - 100.00%			$112,160,294

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $701,765.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (89.36%)
Communications (11.54%)
AMC Networks, Inc.
5.00%, 04/01/2024	$1,445,000	$1,455,837
CenturyLink, Inc.
5.63%, 04/01/2020	2,229,000	2,235,832
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	2,042,000	2,053,489
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,585,000	1,671,985
Lamar Media Corp.
5.00%, 05/01/2023	1,675,000	1,691,733
Level 3 Financing, Inc.
5.38%, 08/15/2022	1,548,000	1,556,127
Netflix, Inc.
5.38%, 02/01/2021	1,699,000	1,736,803
Sprint Communications, Inc.
7.00%, 08/15/2020	2,464,000	2,516,114
T-Mobile USA, Inc.
6.50%, 01/15/2024	2,273,000	2,332,643
VeriSign, Inc.
4.63%, 05/01/2023	1,153,000	1,164,893
Videotron, Ltd.
5.00%, 07/15/2022	1,634,000	1,691,195
Total Communications		20,106,651

Consumer Discretionary (8.90%)
ADT Security Corp.
6.25%, 10/15/2021	1,759,000	1,837,346
Boyd Gaming Corp.
6.00%, 08/15/2026	984,000	1,013,567
DR Horton, Inc.
4.38%, 09/15/2022	1,939,000	2,057,940
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	1,162,000	1,166,383
Griffon Corp.
5.25%, 03/01/2022	1,579,000	1,582,936
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	1,087,000	1,094,245
International Game Technology PLC
6.25%, 02/15/2022(a)	2,047,000	2,112,442
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,087,000	1,127,610
Lennar Corp.
4.75%, 04/01/2021	520,000	529,396
NCL Corp., Ltd.
3.63%, 12/15/2024(a)	1,024,000	951,204

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	$2,047,000	$2,024,657
Total Consumer Discretionary		15,497,726

Consumer Staples (2.31%)
JBS USA LUX SA / JBS USA Finance, Inc.
5.88%, 07/15/2024(a)	1,162,000	1,183,811
5.75%, 06/15/2025(a)	492,000	505,119
Spectrum Brands, Inc.
5.75%, 07/15/2025	770,000	791,167
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	1,490,000	1,541,532
Total Consumer Staples		4,021,629

Energy (13.33%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,423,000	1,631,510
Concho Resources, Inc.
4.38%, 01/15/2025	1,620,000	1,676,964
Continental Resources, Inc.
5.00%, 09/15/2022	1,163,000	1,161,978
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	1,986,000	1,988,520
EnLink Midstream Partners LP
4.40%, 04/01/2024	12,000	10,983
EQM Midstream Partners LP
4.75%, 07/15/2023	1,162,000	1,074,124
EQT Corp.
4.88%, 11/15/2021	540,000	530,550
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,667,000	1,737,689
Marathon Petroleum Corp.
5.38%, 10/01/2022	2,148,000	2,170,230
Newfield Exploration Co.
5.75%, 01/30/2022	1,955,000	2,096,965
Occidental Petroleum Corp.
4.10%, 02/01/2021	1,627,000	1,646,499
Petroleos Mexicanos
5.50%, 01/21/2021	1,444,000	1,471,436
Rockies Express Pipeline LLC
5.63%, 04/15/2020(a)	1,506,000	1,510,668
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023	1,692,000	1,691,890
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023(a)	970,000	933,635
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,891,000	1,890,404
Total Energy		23,224,045

Financials (18.88%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,959,000	1,989,849

Security Description	Principal Amount	Value
Financials (continued)
Air Lease Corp.
4.25%, 02/01/2024	$1,135,000	$1,225,117
Ally Financial, Inc.
4.25%, 04/15/2021	1,732,000	1,771,957
Ares Capital Corp.
3.50%, 02/10/2023	1,362,000	1,407,785
Bancolombia SA
5.13%, 09/11/2022	480,000	506,539
CIT Group, Inc.
5.00%, 08/15/2022	2,362,000	2,475,407
ESH Hospitality, Inc.
5.25%, 05/01/2025(a)	1,362,000	1,372,780
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022(a)	480,000	481,824
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	1,087,000	1,129,540
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024(a)	480,000	502,601
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024(a)	1,469,000	1,500,216
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	1,803,000	1,800,782
iStar, Inc.
4.75%, 10/01/2024	1,516,000	1,550,648
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022(a)	480,000	490,797
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	1,087,000	1,135,722
Navient Corp.
8.00%, 03/25/2020	468,000	470,441
Newmark Group, Inc.
6.13%, 11/15/2023	480,000	527,892
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,812,000	1,957,803
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	2,317,000	2,467,169
Santander Holdings USA, Inc.
3.50%, 06/07/2024	558,000	588,265
SBA Communications Corp.
4.00%, 10/01/2022	480,000	486,486
Service Properties Trust
4.35%, 10/01/2024	1,627,000	1,719,147
Springleaf Finance Corp.
8.25%, 12/15/2020	1,820,000	1,894,620
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,925,000	1,907,714
Synchrony Financial
2.85%, 07/25/2022	540,000	552,578

Security Description	Principal Amount	Value
Financials (continued)
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	$965,000	$976,517
Total Financials		32,890,196

Health Care (2.53%)
Centene Corp.
4.75%, 01/15/2025	1,627,000	1,670,872
DaVita, Inc.
5.13%, 07/15/2024	1,087,000	1,102,854
5.00%, 05/01/2025	492,000	500,283
HCA Healthcare, Inc.
6.25%, 02/15/2021	1,087,000	1,129,855
Total Health Care		4,403,864

Industrials (6.36%)
Arconic, Inc.
6.15%, 08/15/2020	1,867,000	1,895,976
Colfax Corp.
6.00%, 02/15/2024(a)	1,012,000	1,051,109
Stericycle, Inc.
5.38%, 07/15/2024(a)	480,000	505,680
United Rentals North America, Inc.
5.50%, 07/15/2025	520,000	537,116
4.63%, 10/15/2025	1,469,000	1,491,644
WESCO Distribution, Inc.
5.38%, 12/15/2021	2,385,000	2,398,284
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	2,052,000	2,054,421
6.75%, 08/15/2024(a)	1,087,000	1,149,052
Total Industrials		11,083,282

Materials (13.57%)
AK Steel Corp.
7.50%, 07/15/2023	1,699,000	1,762,007
Ashland LLC
4.75%, 08/15/2022	190,000	198,075
Berry Global, Inc.
6.00%, 10/15/2022	207,000	210,884
4.88%, 07/15/2026(a)	984,000	1,002,769
Braskem Finance, Ltd.
6.45%, 02/03/2024	1,492,000	1,634,628
Cascades, Inc.
5.75%, 07/15/2023(a)	1,544,000	1,579,381
Celanese US Holdings LLC
5.88%, 06/15/2021	1,722,000	1,812,389
CEMEX Finance LLC
6.00%, 04/01/2024(a)	739,000	750,085
CF Industries, Inc.
3.45%, 06/01/2023	204,000	207,062
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	1,493,000	1,517,620
FMG Resources August 2006 Pty, Ltd.
4.75%, 05/15/2022(a)	2,099,000	2,139,867

Security Description	Principal Amount	Value
Materials (continued)
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	$1,668,000	$1,685,814
3.88%, 03/15/2023	165,000	166,219
Graphic Packaging International LLC
4.75%, 04/15/2021	849,000	864,171
4.88%, 11/15/2022	1,656,000	1,731,037
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	480,000	479,251
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	1,764,000	1,820,060
Sasol Financing International, Ltd.
4.50%, 11/14/2022	1,887,000	1,943,380
WR Grace & Co.-Conn
5.13%, 10/01/2021(a)	2,085,000	2,144,422
Total Materials		23,649,121

Technology (7.96%)
Broadcom, Inc.
3.13%, 04/15/2021(a)	1,706,000	1,732,741
CommScope, Inc.
5.50%, 03/01/2024(a)	1,620,000	1,651,890
Dell, Inc.
4.63%, 04/01/2021	115,000	116,512
EMC Corp.
2.65%, 06/01/2020	742,000	740,479
Flex, Ltd.
5.00%, 02/15/2023	1,490,000	1,619,233
Micron Technology, Inc.
4.64%, 02/06/2024	1,135,000	1,243,364
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,812,000	1,816,530
NortonLifeLock, Inc.
3.95%, 06/15/2022	165,000	168,634
5.00%, 04/15/2025(a)	965,000	978,263
NXP BV / NXP Funding LLC
4.13%, 06/01/2021(a)	1,087,000	1,117,756
Seagate HDD Cayman
4.25%, 03/01/2022	393,000	401,387
4.75%, 06/01/2023	800,000	845,350
Xerox Corp.
4.50%, 05/15/2021	1,405,000	1,432,285
Total Technology		13,864,424

Utilities (3.98%)
AES Corp.
4.00%, 03/15/2021	572,000	573,870
4.50%, 03/15/2023	540,000	538,437
Calpine Corp.
5.25%, 06/01/2026(a)	984,000	977,803
DPL, Inc.
7.25%, 10/15/2021	1,093,000	1,134,425
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,684,000	1,718,665

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	$1,928,000	$1,991,238
Total Utilities		6,934,438

TOTAL CORPORATE BONDS
(Cost $154,665,056)		155,675,376

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.61%)
State Street Institutional Treasury Plus Money Market Fund	1.52%	16,734,915	16,734,915
TOTAL SHORT TERM INVESTMENTS
(Cost $16,734,915)			16,734,915

TOTAL INVESTMENTS (98.97%)
(Cost $171,399,971)			$172,410,291
OTHER ASSETS IN EXCESS OF LIABILITIES (1.03%)			1,792,685
NET ASSETS - 100.00%			$174,202,976

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $47,188,727, representing 27.09% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 29, 2020 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF (formerly Cohen & Steers Global Realty Majors ETF), the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on either exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 29, 2020:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$19,502,972	$–	$–	$19,502,972
U.S. Energy Infrastructure Companies*	13,768,404	–	–	13,768,404
U.S. Energy Infrastructure MLPs*	14,531,654	–	–	14,531,654
U.S. General Partners*	5,741,600	–	–	5,741,600
Short Term Investments	1,055,712	–	–	1,055,712
Total	$54,600,342	$–	$–	$54,600,342

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$6,063,715,326	$–	$–	$6,063,715,326
Short Term Investments	3,679,537	–	–	3,679,537
Total	$6,067,394,863	$–	$–	$6,067,394,863

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$152,057,214	$–	$–	$152,057,214
Master Limited Partnerships*	18,603,626	–	–	18,603,626
Short Term Investments	11,074,853	–	–	11,074,853
Total	$181,735,693	$–	$–	$181,735,693

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$80,209,377	$–	$–	$80,209,377
Master Limited Partnerships*	897,062	–	–	897,062
Short Term Investments	4,686,236	–	–	4,686,236
Total	$85,792,675	$–	$–	$85,792,675

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$27,539,544	$–	$–	$27,539,544
Short Term Investments	58,321	–	–	58,321
Total	$27,597,865	$–	$–	$27,597,865

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$148,446,091	$–	$–	$148,446,091
Short Term Investments	18,629,568	–	–	18,629,568
Total	$167,075,659	$–	$–	$167,075,659

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$187,815,093	$–	$–	$187,815,093
Short Term Investments	555,707	–	–	555,707
Total	$188,370,800	$–	$–	$188,370,800

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$214,290,926	$–	$–	$214,290,926
Warrants	–	595	–	595
Short Term Investments	17,035,548	–	–	17,035,548
Total	$231,326,474	$595	$–	$231,326,474

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$43,949,872	$–	$–	$43,949,872
Short Term Investments	1,564,235	–	–	1,564,235
Total	$45,514,107	$–	$–	$45,514,107

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,468,036,960	$–	$–	$1,468,036,960
Short Term Investments	1,698,383	–	–	1,698,383
Total	$1,469,735,343	$–	$–	$1,469,735,343

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$117,952,546	$–	$–	$117,952,546
Limited Partnerships*	3,255,308	–	–	3,255,308
Rights*	12,060	–	–	12,060
Short Term Investments	2,237,839	–	–	2,237,839
Total	$123,457,753	$–	$–	$123,457,753

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$71,717,594	$–	$71,717,594
Government Bonds*	–	32,948,731	–	32,948,731
Short Term Investments	22,578,511	–	–	22,578,511
Total	$22,578,511	$104,666,325	$–	$127,244,836

RiverFront Dynamic Unconstrained Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$13,228,632	$–	$13,228,632
Short Term Investments	2,889,736	–	–	2,889,736
Total	$2,889,736	$13,228,632	$–	$16,118,368

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$108,602,915	$–	$–	$108,602,915
Short Term Investments	1,327,625	–	–	1,327,625
Total	$109,930,540	$–	$–	$109,930,540

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$111,428,495	$–	$–	$111,428,495
Exchange Traded Funds	480,400	–	–	480,400
Short Term Investments	626,385	–	–	626,385
Total	$112,535,280	$–	$–	$112,535,280

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$155,675,376	$–	$155,675,376
Short Term Investments	16,734,915	–	–	16,734,915
Total	$16,734,915	$155,675,376	$–	$172,410,291

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 29, 2020:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$1,000,295	$1,020,935	$117,112	$1,138,047
ALPS Clean Energy ETF	11,916,363	10,832,179	1,422,733	12,254,912
ALPS Disruptive Technologies ETF	9,127,477	4,665,705	4,878,458	9,544,163
ALPS Emerging Sector Dividend Dogs ETF	29,179	30,270	-	30,270
ALPS Equal Sector Weight ETF	41,701,573	18,613,108	25,095,726	43,708,834
ALPS International Sector Dividend Dogs ETF	628,937	-	652,834	652,834
ALPS Medical Breakthroughs ETF	57,554,807	16,984,273	40,968,709	57,952,982
ALPS REIT Dividend Dogs ETF	1,446,154	1,485,455	13,461	1,498,916
ALPS Sector Dividend Dogs ETF	21,205,732	-	21,106,473	21,106,473
Barron's 400 ETF	2,322,335	1,124,561	1,244,481	2,369,042
RiverFront Dynamic US Dividend Advantage ETF	1,752,957	1,145,292	651,556	1,796,848
RiverFront Dynamic US Flex-Cap ETF	701,765	579,671	135,723	715,394

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 29, 2020, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance Balance as of November 30, 2019	Purchases	Purchases In- Kind	Sales	Corporate Action	Share Balance as of February 29, 2020	Market Value as of February 29, 2020	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Crestwood Equity Partners LP	6,085,104	4,466	292,005	(702,567)	-	5,679,008	$118,350,527	$-	$(52,779,119)	$(5,936,797)
EnLink Midstream LLC	31,906,442	23,464	1,531,113	(3,647,817)	-	29,813,202	113,588,300	-	795,094	(34,759,637)
Genesis Energy LP	13,464,005	9,884	645,705	(1,556,652)	-	12,562,942	124,750,014	-	(96,862,998)	(20,058,669)
Magellan Midstream Partners LP	12,507,128	9,492	608,832	(1,065,974)	-	12,059,478	657,844,525	-	(33,303,717)	(8,546,273)
NGL Energy Partners LP	14,363,958	10,710	693,841	(1,454,144)	-	13,614,365	111,093,218	-	(13,344,972)	1,367,973
NuStar Energy LP	12,085,135	8,876	579,694	(1,395,322)	-	11,278,383	256,019,294	-	(53,424,397)	(4,145,000)
Plains All American Pipeline LP	38,916,716	2,761,981	1,966,052	(3,121,493)	-	40,523,256	553,952,909	-	(109,622,689)	(4,162,071)
Shell Midstream Partners LP	15,238,972	11,186	730,854	(1,762,652)	-	14,218,360	243,276,140	-	(14,999,170)	(27,953,937)
TC PipeLines LP	6,669,422	4,900	319,785	(771,762)	-	6,222,345	236,137,993	-	12,754,908	(13,869,711)
Tallgrass Energy LP, Class A	19,336,412	14,196	927,270	(2,235,294)	-	18,042,584	398,199,829	-	79,688,802	2,116,680
Western Midstream Partners LP	24,851,215	18,256	1,191,848	(2,870,777)	-	23,190,542	302,868,478	-	(54,550,990)	(13,898,803)
							$3,116,081,227	$-	$(335,649,248)	$(129,846,245)

Investments no longer affiliated as of February 29, 2020
DCP Midstream LP	11,141,993	8,162	533,818	(1,314,272)	-	10,369,701	$161,663,639	$-	$(33,955,383)	$(11,946,671)
Noble Midstream Partners LP	2,659,429	1,327,987	160,573	(284,994)	-	3,862,995	59,296,973	-	(22,443,915)	(3,157,623)
							$220,960,612	$-	$(56,399,298)	$(15,104,294)

GRAND TOTAL								$-	$(392,048,546)	$(144,950,539)

*	100% of the Income received was estimated as Return of Capital.